UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST
 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Abigail J. Murray, Esq., Secretary
ALPS ETF Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: December 1, 2015 – February 29, 2016

Item 1. Schedule of Investments.

Alerian MLP ETF		SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Security Description		Shares	Value
Master Limited Partnerships (99.94%)
Gathering & Processing (23.90%)
DCP Midstream Partners LP		6,542,245	$126,984,975
EnLink Midstream Partners LP		9,771,830	89,705,399
MPLX LP		16,932,041	439,217,144
ONEOK Partners LP		12,149,345	357,069,250
Western Gas Partners LP		5,517,651	216,347,096
Williams Partners LP		17,494,307	344,987,734
Total Gathering & Processing			1,574,311,598

Pipeline Transportation | Natural Gas (29.02%)
Energy Transfer Partners LP		25,174,151	671,394,607
Enterprise Products Partners LP		26,254,363	613,564,463
EQT Midstream Partners LP		3,918,997	280,717,755
Spectra Energy Partners LP		4,271,084	197,793,900
TC PipeLines LP		3,335,325	147,654,838
Total Pipeline Transportation | Natural Gas			1,911,125,563

Pipeline Transportation | Petroleum (47.02%)
Buckeye Partners LP		9,108,323	586,211,668
Enbridge Energy Partners LP		15,301,312	253,695,753
Genesis Energy LP		6,721,621	172,140,714
Magellan Midstream Partners LP		9,182,431	620,548,687
NGL Energy Partners LP		6,583,437	53,260,005
NuStar Energy LP		4,590,776	160,814,883
Plains All American Pipeline LP		26,938,125	577,014,637
Shell Midstream Partners LP		4,452,572	158,288,935
Sunoco Logistics Partners LP		13,664,108	336,683,621
Tesoro Logistics LP		4,276,901	178,432,310
Total Pipeline Transportation | Petroleum			3,097,091,213

Total Master Limited Partnerships
(Cost $7,926,021,858)			6,582,528,374

7 Day Yield		Shares	Value
Short Term Investments (0.16%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.392%	10,472,690	10,472,690

Total Short Term Investments
(Cost $10,472,690)			10,472,690

Total Investments (100.10%)
(Cost $7,936,494,548)			$6,593,001,064

Liabilities in Excess of Other Assets (-0.10%)			(6,487,885)

Net Assets (100.00%)			$6,586,513,179

Common Abbreviations:
LP - Limited Partnership.

See Notes to Quarterly Schedule of Investments.

Alerian Energy Infrastructure ETF	SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies (27.76%)
Energy (27.76%)
AltaGas, Ltd.	8,676	$206,287
Enbridge, Inc.	15,510	547,837
Gibson Energy, Inc.	7,664	97,485
Inter Pipeline, Ltd.	20,393	374,098
Keyera Corp.	10,297	285,470
Pembina Pipeline Corp.	22,497	560,845
TransCanada Corp.	16,747	614,552
Veresen, Inc.	17,973	105,606
Total Energy		2,792,180

Total Canadian Energy Infrastructure Companies
(Cost $4,182,024)		2,792,180

U.S. Energy Infrastructure Companies (29.19%)
Energy (16.02%)
Columbia Pipeline Group, Inc.	27,855	505,568
Kinder Morgan, Inc.	31,156	563,612
Macquarie Infrastructure Corp.	4,467	272,710
The Williams Cos., Inc.	16,841	269,288
Total Energy		1,611,178

Utilities (13.17%)
CenterPoint Energy, Inc.	25,729	479,331
Dominion Resources, Inc.	7,865	549,921
OGE Energy Corp.	11,872	295,376
Total Utilities		1,324,628

Total U.S. Energy Infrastructure Companies
(Cost $4,395,890)		2,935,806

U.S. Energy Infrastructure MLPs (23.57%)
Energy (23.26%)
Buckeye Partners LP	4,998	321,671
Cheniere Energy Partners LP	1,745	46,190
Energy Transfer Equity LP	32,073	224,511
Enterprise Products Partners LP	22,853	534,075
EQT GP Holdings LP	1,032	24,634
Genesis Energy LP	3,689	94,475
Magellan Midstream Partners LP	8,701	588,014
MPLX LP	9,287	240,905
NuStar GP Holdings LLC	1,344	23,372
Phillips 66 Partners LP	933	56,232
Shell Midstream Partners LP	2,442	86,813
Tesoro Logistics LP	2,346	97,875
Total Energy		2,338,767

Utilities (0.31%)
Western Gas Equity Partners LP	1,061	31,299

Total U.S. Energy Infrastructure MLPs
(Cost $4,009,381)		2,370,066

Security Description		Shares	Value
U.S. General Partners (19.16%)
Energy (19.16%)
Archrock, Inc.		9,486	$37,849
EnLink Midstream LLC		6,523	54,598
ONEOK, Inc.		21,126	507,024
Plains GP Holdings LP, Class A		34,237	260,201
SemGroup Corp., Class A		6,090	115,710
Spectra Energy Corp.		22,244	649,525
Tallgrass Energy GP LP		6,661	106,376
Targa Resources Corp.		7,266	195,310
Total Energy			1,926,593

Total U.S. General Partners
(Cost $4,383,574)			1,926,593

7 Day Yield		Shares	Value
Short Term Investments (0.36%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.392%	36,502	36,502

Total Short Term Investments
(Cost $36,502)			36,502

Total Investments (100.04%)
(Cost $17,007,371)			$10,061,147

Liabilities in Excess of Other Assets (-0.04%)			(4,468)

Net Assets (100.00%)			$10,056,679

Common Abbreviations:
LLC - Limited Liability Company.
LP - Limited Partnerships.
Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.85%)
Brazil (9.56%)
Cia Brasileira de Distribuicao, Sponsored ADR	12,461	$130,716
Cia Siderurgica Nacional SA	130,881	172,420
Natura Cosmeticos SA	22,895	152,688
Telefonica Brasil SA, ADR	16,109	154,324
TOTVS SA	18,428	146,165
Total Brazil		756,313

Chile (4.07%)
AES Gener SA	362,292	162,541
SONDA SA	92,724	159,562
Total Chile		322,103

China (8.67%)
China Oilfield Services, Ltd., Class H	180,000	132,373
China Shenhua Energy Co., Ltd., Class H	100,500	141,097
Country Garden Holdings Co., Ltd.	410,000	149,176
Lenovo Group, Ltd.	146,000	121,822
Sinopec Engineering Group Co., Ltd.	196,000	141,619
Total China		686,087

Colombia (4.08%)
Almacenes Exito SA	37,921	163,627
Ecopetrol SA, Sponsored ADR	22,797	159,123
Total Colombia		322,750

Czech Republic (1.63%)
CEZ A.S.	8,735	128,847

India (3.93%)
Dr Reddy's Laboratories, Ltd., ADR	3,472	152,698
Infosys, Ltd., Sponsored ADR	9,385	157,856
Total India		310,554

Indonesia (11.37%)
Indocement Tunggal Prakarsa Tbk PT	109,700	164,279
Indofood Sukses Makmur Tbk PT	429,100	226,231
Kalbe Farma Tbk PT	1,737,700	168,936
Perusahaan Gas Negara Persero Tbk	854,800	168,441
United Tractors Tbk PT	148,200	172,061
Total Indonesia		899,948

Malaysia (9.75%)
Astro Malaysia Holdings Bhd	245,000	159,061
British American Tobacco Malaysia Bhd	11,427	152,233
Sime Darby Bhd	90,500	160,769
UMW Holdings Bhd	86,100	144,968

Security Description		Shares	Value
Malaysia (continued)
YTL Power International Bhd		444,818	$154,443
Total Malaysia			771,474

Poland (10.90%)
Bank Handlowy w Warszawie SA		9,619	193,122
Bank Pekao SA		4,454	166,024
PGE Polska Grupa Energetyczna SA		49,657	160,857
Powszechny Zaklad Ubezpieczen SA		19,253	166,282
Synthos SA		178,411	176,419
Total Poland			862,704

Russia (7.79%)
Gazprom PAO, Sponsored ADR		40,474	149,086
Lukoil PJSC, Sponsored ADR		4,361	154,772
MMC Norilsk Nickel OJSC, ADR		12,015	145,381
Mobile Telesystems PJSC, Sponsored ADR		23,849	166,943
Total Russia			616,182

South Africa (10.64%)
Coronation Fund Managers, Ltd.		48,695	193,700
Imperial Holdings, Ltd.		21,188	160,499
Life Healthcare Group Holdings, Ltd.		75,957	167,873
MTN Group, Ltd.		19,324	162,941
Netcare, Ltd.		76,765	156,404
Total South Africa			841,417

Thailand (8.92%)
Bangkok Dusit Medical Services Pcl		260,200	157,741
BEC World Pcl		154,470	136,565
BTS Group Holdings Pcl		612,020	142,570
Delta Electronics Thailand Pcl		69,824	159,226
Total Access Communication Pcl, NVDR		121,700	109,301
Total Thailand			705,403

Turkey (8.54%)
Eregli Demir ve Celik Fabrikalari TAS		137,112	159,532
Tofas Turk Otomobil Fabrikasi AS		24,721	167,577
Turk Traktor ve Ziraat Makineleri AS		6,835	181,297
Turkcell Iletisim Hizmetleri AS		44,687	166,984
Total Turkey			675,390

TOTAL COMMON STOCKS
(Cost $9,072,520)			7,899,172

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.13%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.392%	9,925	$9,925

TOTAL SHORT TERM INVESTMENTS
(Cost $9,925)			9,925

TOTAL INVESTMENTS (99.98%)
(Cost $9,082,445)	$7,909,097

NET OTHER ASSETS AND LIABILITIES (0.02%)	2,309

NET ASSETS (100.00%)	$7,911,406

Common Abbreviations:
ADR - American Depositary Receipt.
AS - Andonim Sirketi is a joint stock company in Turkey.
A.S. - Akciova Spolecnost is a joint stock company in the Czech Republic.
Bhd - Berhad is a public limited company in Malaysia.
Ltd. - Limited.
NVDR - Non-Voting Depository Receipt.
OJSC - Open Joint Stock Company.
PAO - Publichnoye Aktsionernoye Obschestvo is the Russian Term for Public Stock Company.
Pcl - A rearrangement of the letters for public limited company, used in Thailand.
PJSC - Private Joint Stock Company.
SA - Generally designated corporations in various countries, mostly those employing civil law.
TAS - Turk Anonin Sirketi is the Turkish term for Joint Stock Company.
Tbk PT - Terbuka is the Indonesian term for limited liability company.

See Notes to Quarterly Schedule of Investments.

ALPS ENHANCED PUT WRITE STRATEGY ETF	SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (46.17%)
Consumer Discretionary (5.83%)
The Home Depot, Inc., Sr. Unsec.
5.400%, 03/01/2016	$40,000	$40,000
Omnicom Group, Inc., Sr. Unsec.
5.900%, 04/15/2016(a)	100,000	100,522
Total Consumer Discretionary		140,522

Consumer Staples (2.09%)
Kellogg Co., Sr. Unsec.
4.450%, 05/30/2016	50,000	50,427

Financials (5.61%)
JPMorgan Chase & Co., Sr. Unsec.
3.450%, 03/01/2016	50,000	50,000
Prudential Financial, Inc., Sr. Unsec.
5.500%, 03/15/2016(a)	25,000	25,038
The Royal Bank of Scotland PLC, Sr. Unsec.
4.375%, 03/16/2016(a)	60,000	60,077
Total Financials		135,115

Health Care (8.32%)
Express Scripts Holding Co., Sr. Unsec.
3.125%, 05/15/2016	100,000	100,421
Quest Diagnostics, Inc., Sr. Unsec.
3.200%, 04/01/2016(a)	100,000	100,095
Total Health Care		200,516

Industrials (7.28%)
Lockheed Martin Corp., Sr. Unsec.
7.650%, 05/01/2016(a)	50,000	50,527
Northrop Grumman Systems Corp., Sr. Unsec.
7.750%, 03/01/2016	50,000	50,000
Ryder System, Inc., Sr. Unsec.
3.600%, 03/01/2016(a)	75,000	75,000
Total Industrials		175,527

Information Technology (4.57%)
Juniper Networks, Inc., Sr. Unsec.
3.100%, 03/15/2016(a)	90,000	90,001
Xerox Corp., Sr. Unsec.
6.400%, 03/15/2016(a)	20,000	20,033
Total Information Technology		110,034

Telecommunication Services (7.28%)
AT&T, Inc., Sr. Unsec.
2.950%, 05/15/2016	75,000	75,290
Deutsche Telekom International Finance BV, Sr. Unsec.
5.750%, 03/23/2016	100,000	100,279
Total Telecommunication Services		175,569

Security Description	Principal Amount	Value
Utilities (5.19%)
Georgia Power Co., Sr. Unsec.
3.000%, 04/15/2016	$50,000	$50,130
Xcel Energy, Inc., Sr. Unsec.
0.750%, 05/09/2016(a)	75,000	74,958
Total Utilities		125,088

TOTAL CORPORATE BONDS
(Cost $1,113,289)		1,112,798

SHORT TERM INVESTMENTS (49.78%)
U.S. Treasury Bill Discount Notes
0.198%, 04/07/2016(a)(b)	1,200,000	1,199,705

TOTAL SHORT TERM INVESTMENTS
(Cost $1,199,756)		1,199,705

TOTAL INVESTMENTS (95.95%)
(Cost $2,313,045)		$2,312,503

NET OTHER ASSETS AND LIABILITIES (4.05%)		97,558

NET ASSETS (100.00%)		$2,410,061

(a)	All or a portion of this security is being held as collateral for written options.
(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value
WRITTEN PUT OPTIONS
S&P 500® PM Index	03/18/2016	$1,915.00	(12)	$(33,060)
SPDR® S&P500® ETF Trust	03/18/2016	191.00	(7)	(1,911)
TOTAL WRITTEN PUT OPTIONS
(Premiums received $50,736)				$(34,971)

Common Abbreviations:

BV - Besloten Vennootschap is the Dutch term for private limited liability company.
PLC - Public Limited Company.
S&P - Standard and Poor's.
SPDR - Standard & Poor's Depositary Receipt.

See Notes to Quarterly Schedule of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE TRADED FUNDS (99.96%)
Consumer Discretionary (10.86%)
Consumer Discretionary Select Sector SPDR® Fund	184,449	$13,730,384

Consumer Staples (11.64%)
Consumer Staples Select Sector SPDR® Fund	288,782	14,704,779

Energy (10.87%)
Energy Select Sector SPDR® Fund	242,501	13,740,107

Financials (10.21%)
Financial Select Sector SPDR® Fund	611,771	12,902,250

Healthcare (10.59%)
Health Care Select Sector SPDR® Fund	202,216	13,386,699

Industrials (11.37%)
Industrial Select Sector SPDR® Fund	275,710	14,370,005

Materials (11.15%)
Materials Select Sector SPDR® Fund	337,219	14,095,754

Technology (10.98%)
Technology Select Sector SPDR® Fund	338,581	13,871,664

Utilities (12.29%)
Utilities Select Sector SPDR® Fund	335,316	15,525,131

TOTAL EXCHANGE TRADED FUNDS
(Cost $114,452,288)		126,326,773

7 DAY YIELD		SHARES	VALUE
SHORT TERM INVESTMENTS (0.06%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.392%	70,894	70,894

TOTAL SHORT TERM INVESTMENTS
(Cost $70,894)			70,894

TOTAL INVESTMENTS (100.02%)
(Cost $114,523,182)			$126,397,667

NET LIABILITIES LESS OTHER ASSETS (-0.02%)			(14,966)

NET ASSETS (100.00%)			$126,382,701

Common Abbreviations:
SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.68%)
Australia (21.34%)
Amcor, Ltd.	252,832	$2,528,228
Aurizon Holdings, Ltd.	642,725	1,867,092
Australia & New Zealand Banking Group, Ltd.	126,556	2,023,377
BHP Billiton, Ltd.	191,777	2,131,234
National Australia Bank, Ltd.	120,054	2,072,805
Suncorp Group, Ltd.	252,775	2,020,683
Telstra Corp., Ltd.	638,231	2,391,571
Wesfarmers, Ltd.	87,613	2,444,445
Westpac Banking Corp.	104,793	2,150,385
Woodside Petroleum, Ltd.	122,837	2,222,559
Woolworths, Ltd.	143,368	2,343,332
Total Australia		24,195,711

Cayman Islands (2.19%)
Sands China, Ltd.	713,200	2,484,906

Finland (3.86%)
Fortum OYJ	162,529	2,162,352
UPM-Kymmene OYJ	129,716	2,208,397
Total Finland		4,370,749

France (8.06%)
Bouygues SA	60,797	2,385,268
Engie SA	136,721	2,124,637
Sanofi	28,329	2,255,548
Vivendi SA	113,791	2,368,057
Total France		9,133,510

Germany (1.82%)
BASF SE	31,444	2,058,539

Italy (1.97%)
Eni SpA	158,724	2,236,050

Japan (7.98%)
Canon, Inc.	77,763	2,181,406
Ricoh Co., Ltd.	233,800	2,311,977
Takeda Pharmaceutical Co., Ltd.	49,489	2,357,372
Tokyo Electron, Ltd.	36,300	2,193,678
Total Japan		9,044,433

Netherlands (2.16%)
Royal Dutch Shell Plc, Class A	106,358	2,446,510

Security Description	Shares	Value
Norway (4.00%)
Orkla ASA	297,383	$2,455,268
Telenor ASA	138,886	2,081,096
Total Norway		4,536,364

Portugal (1.93%)
EDP - Energias de Portugal SA	702,673	2,183,900

Singapore (4.11%)
Jardine Cycle & Carriage, Ltd.	99,000	2,714,403
Keppel Corp., Ltd.	528,800	1,948,210
Total Singapore		4,662,613

Spain (7.49%)
Abertis Infraestructuras SA	159,949	2,409,908
Banco Santander SA	469,915	1,918,523
Repsol SA	203,085	2,104,100
Telefonica SA	204,916	2,060,654
Total Spain		8,493,185

Sweden (4.19%)
Telefonaktiebolaget LM Ericsson, Class B	264,179	2,442,202
TeliaSonera AB	501,218	2,312,364
Total Sweden		4,754,566

Switzerland (1.77%)
Novartis AG, Registered Shares	27,950	2,005,626

United Kingdom (25.81%)
AstraZeneca Plc	35,984	2,056,964
BAE Systems Plc	319,431	2,280,799
BP Plc	463,243	2,266,027
British American Tobacco Plc	43,509	2,377,205
Centrica Plc	737,826	2,136,042
GlaxoSmithKline Plc	120,415	2,345,557
Imperial Brands Plc	46,006	2,383,646
Marks & Spencer Group Plc	334,429	1,979,200
Pearson Plc	219,418	2,623,361
Rio Tinto, Ltd.	76,675	2,204,394
SSE Plc	109,180	2,104,677
The Sage Group Plc	265,962	2,208,120
Vodafone Group Plc	750,614	2,295,299
Total United Kingdom		29,261,291

TOTAL COMMON STOCKS
(Cost $138,445,812)		111,867,953

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.24%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.392%	276,844	276,844

Security Description	Shares	Value

TOTAL SHORT TERM INVESTMENTS
(Cost $276,844)		276,844

TOTAL INVESTMENTS (98.92%)
(Cost $138,722,656)		$112,144,797

NET OTHER ASSETS AND LIABILITIES (1.08%)		1,215,944

NET ASSETS (100.00%)		$113,360,741

Common Abbreviations:
AB - Aktiebolag is the Swedish term for corporation.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited b shares, i.e., owned by shareholders.
ASA - Allmennaksjeselskap is the Norwegian term for public limited company.
Ltd. - Limited.
OYJ - Osakeyhtio is the Finnish term for public limited company.
Plc - Public Limited Company.
SA - Generally designated corporations in various countries, mostly those employing civil law.
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SpA - Societa per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Investments.

ALPS MEDICAL BREAKTHROUGHS ETF	SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.02%)
Biotechnology (59.08%)
ACADIA Pharmaceuticals, Inc.(a)	114,141	$1,970,074
Acceleron Pharma, Inc.(a)	37,612	953,088
Achillion Pharmaceuticals, Inc.(a)	154,443	1,141,334
Acorda Therapeutics, Inc.(a)	48,613	1,590,131
Adamas Pharmaceuticals, Inc.(a)	20,837	266,714
Aduro Biotech, Inc.(a)	71,512	1,041,215
Advanced Accelerator Applications SA, ADR(a)	43,631	1,454,657
Affimed NV(a)	33,631	107,283
Akebia Therapeutics, Inc.(a)	34,644	252,901
Alder Biopharmaceuticals, Inc.(a)	49,331	936,796
AMAG Pharmaceuticals, Inc.(a)	39,254	1,031,595
Anacor Pharmaceuticals, Inc.(a)	49,808	3,176,754
Applied Genetic Technologies Corp.(a)	20,361	270,190
Ardelyx, Inc.(a)	29,361	283,627
Atara Biotherapeutics, Inc.(a)	32,387	532,442
BioCryst Pharmaceuticals, Inc.(a)	82,950	165,070
Bluebird Bio, Inc.(a)	41,386	1,912,861
Cara Therapeutics, Inc.(a)	30,801	151,541
Celldex Therapeutics, Inc.(a)	111,576	758,717
Chimerix, Inc.(a)	52,194	240,614
Clovis Oncology, Inc.(a)	43,342	807,028
Dynavax Technologies Corp.(a)	43,462	700,607
Emergent BioSolutions, Inc.(a)	43,846	1,483,310
Enanta Pharmaceuticals, Inc.(a)	21,167	600,931
Genocea Biosciences, Inc.(a)	31,798	124,648
Halozyme Therapeutics, Inc.(a)	144,794	1,177,175
ImmunoGen, Inc.(a)	98,388	716,265
Insmed, Inc.(a)	69,908	854,975
Intercept Pharmaceuticals, Inc.(a)	27,419	3,053,928
Karyopharm Therapeutics, Inc.(a)	40,413	238,437
Kite Pharma, Inc.(a)	53,975	2,413,762
Ligand Pharmaceuticals, Inc.(a)	22,438	2,070,579
Loxo Oncology, Inc.(a)	21,703	407,799
MacroGenics, Inc.(a)	38,810	620,184
Medgenics, Inc.(a)	37,168	153,504
Neurocrine Biosciences, Inc.(a)	97,296	3,578,547
OncoMed Pharmaceuticals, Inc.(a)	34,053	324,525
Ophthotech Corp.(a)	39,441	1,776,423
Osiris Therapeutics, Inc.	38,969	278,239
Otonomy, Inc.(a)	27,412	347,310
PDL BioPharma, Inc.	185,018	556,904
Portola Pharmaceuticals, Inc.(a)	63,148	1,778,879
Progenics Pharmaceuticals, Inc.(a)	78,956	348,196
Pronai Therapeutics, Inc.(a)	33,999	200,254
PTC Therapeutics, Inc.(a)	38,764	309,337
Rigel Pharmaceuticals, Inc.(a)	100,129	227,293
Sage Therapeutics, Inc.(a)	32,647	959,822

Security Description	Shares	Value
Biotechnology (59.08%) (continued)
Seattle Genetics, Inc.(a)	154,743	$4,671,691
Spark Therapeutics, Inc.(a)	27,951	890,519
Tokai Pharmaceuticals, Inc.(a)	25,545	162,722
Ultragenyx Pharmaceutical, Inc.(a)	43,826	2,672,948
Versartis, Inc.(a)	33,207	218,170
XBiotech, Inc.(a)	36,402	278,839
Zafgen, Inc.(a)	30,804	192,833
Total Biotechnology		53,434,187

Pharmaceuticals (40.94%)
AcelRx Pharmaceuticals, Inc.(a)	50,273	186,513
Aerie Pharmaceuticals, Inc.(a)	29,819	502,152
Agios Pharmaceuticals, Inc.(a)	42,472	1,628,801
Aimmune Therapeutics, Inc.(a)	47,790	764,640
Akorn, Inc.(a)	129,435	3,441,677
Anthera Pharmaceuticals, Inc.(a)	45,103	136,662
Aquinox Pharmaceuticals, Inc.(a)	19,470	173,088
Aralez Pharmaceuticals, Inc.(a)	37,073	210,204
Ascendis Pharma A/S, ADR(a)	28,424	493,156
Axovant Sciences, Ltd.(a)	112,148	1,414,186
Catalent, Inc.(a)	140,844	3,418,284
Chiasma, Inc.(a)	27,072	267,201
DBV Technologies SA, Sponsored ADR(a)	54,524	1,371,279
Depomed, Inc.(a)	68,409	1,045,290
Endocyte, Inc.(a)	47,476	142,903
FibroGen, Inc.(a)	69,377	1,202,303
Flexion Therapeutics, Inc.(a)	24,362	230,343
Foamix Pharmaceuticals, Ltd.(a)	34,559	198,023
Forward Pharma A/S, ADR(a)	52,614	671,355
Galapagos NV, Sponsored ADR(a)	44,025	1,806,346
Horizon Pharma Plc(a)	180,174	3,091,786
Immune Design Corp.(a)	22,781	228,038
Impax Laboratories, Inc.(a)	79,757	2,607,256
Inotek Pharmaceuticals Corp.(a)	29,873	203,734
Ironwood Pharmaceuticals, Inc.(a)	143,634	1,386,068
The Medicines Co.(a)	78,545	2,526,007
Neuroderm, Ltd.(a)	24,361	296,717
Ocular Therapeutix, Inc.(a)	27,977	220,179
Pacira Pharmaceuticals, Inc.(a)	41,476	2,157,167
Radius Health, Inc.(a)	48,550	1,422,515
Regulus Therapeutics, Inc.(a)	59,204	388,970
Revance Therapeutics, Inc.(a)	31,740	561,322
SciClone Pharmaceuticals, Inc.(a)	56,840	563,853
Sucampo Pharmaceuticals, Inc., Class A(a)	51,255	674,003
Supernus Pharmaceuticals, Inc.(a)	55,336	693,913
Trevena, Inc.(a)	57,423	480,630
Vitae Pharmaceuticals, Inc.(a)	24,738	223,384
Total Pharmaceuticals		37,029,948

TOTAL COMMON STOCKS
(Cost $150,509,447)		90,464,135

Security Description	Shares	Value
RIGHTS (0.01%)
Biotechnology (0.01%)
Dyax Corp - CVR(a)	170,016	$1,700
Prosensa Holding NV - CVR(a)	3,423	3,081
Total Biotechnology		4,781

TOTAL RIGHTS
(Cost $3,697)		4,781

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.02%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.392%	17,302	17,302

TOTAL SHORT TERM INVESTMENTS
(Cost $17,302)			17,302

TOTAL INVESTMENTS (100.05%)
(Cost $150,530,446)			$90,486,218

NET LIABILITIES LESS OTHER ASSETS (-0.05%)			(37,386)

NET ASSETS (100.00%)			$90,448,832

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.
A/S - Aktieselskab, Joint Stock Company in Denmark.
CVR - Contingent Value Rights.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc - Public Limited Company.
SA - Generally designated corporations in various countries, mostly those employing civil law.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF	SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.63%)
Consumer Discretionary (11.57%)
Coach, Inc.	612,163	$23,837,627
Ford Motor Co.	1,363,203	17,053,670
Garmin, Ltd.	524,508	21,247,819
Mattel, Inc.	708,433	23,038,241
Wynn Resorts, Ltd.	294,517	24,291,762
Total Consumer Discretionary		109,469,119

Consumer Staples (10.45%)
Altria Group, Inc.	329,455	20,284,544
The Coca-Cola Co.	439,871	18,971,636
Philip Morris International, Inc.	215,518	19,618,604
The Procter & Gamble Co.	239,137	19,200,310
Wal-Mart Stores, Inc.	313,225	20,779,346
Total Consumer Staples		98,854,440

Energy (9.51%)
ConocoPhillips	386,369	13,070,863
Ensco Plc, Class A	1,243,051	10,777,252
Kinder Morgan, Inc.	1,116,104	20,190,322
ONEOK, Inc.	915,518	21,972,432
Spectra Energy Corp.	818,730	23,906,916
Total Energy		89,917,785

Financials (8.94%)
Cincinnati Financial Corp.	314,458	19,854,878
Invesco, Ltd.	591,751	15,823,422
MetLife, Inc.	394,574	15,609,347
Navient Corp.	1,504,630	16,295,143
People's United Financial, Inc.	1,162,926	16,990,349
Total Financials		84,573,139

Health Care (9.84%)
AbbVie, Inc.	344,068	18,789,553
Baxter International, Inc.	504,764	19,943,226
Johnson & Johnson	182,889	19,241,752
Merck & Co., Inc.	356,664	17,908,099
Pfizer, Inc.	580,346	17,218,866
Total Health Care		93,101,496

Industrials (10.34%)
Caterpillar, Inc.	284,090	19,232,893
Cummins, Inc.	212,226	20,706,891
Eaton Corp. Plc	365,592	20,732,723
Emerson Electric Co.	408,857	19,964,487
Pitney Bowes, Inc.	949,234	17,200,120
Total Industrials		97,837,114

Information Technology (13.99%)
AT&T, Inc.	560,666	20,716,609

Security Description	Shares	Value
Information Technology (continued)
CA, Inc.	684,928	$20,061,541
HP, Inc.	1,522,840	16,279,159
International Business Machines Corp.	138,190	18,107,036
QUALCOMM, Inc.	391,721	19,895,509
Seagate Technology Plc	516,742	16,205,029
Verizon Communications, Inc.	414,916	21,048,689
Total Information Technology		132,313,572

Materials (9.52%)
The Dow Chemical Co.	348,428	16,937,085
Freeport-McMoRan, Inc.	2,694,906	20,562,133
International Paper Co.	487,733	17,412,068
The Mosaic Co.	633,092	16,871,902
Nucor Corp.	465,030	18,294,280
Total Materials		90,077,468

Telecommunication Services (4.74%)
CenturyLink, Inc.	746,487	22,835,037
Frontier Communications Corp.	4,068,970	22,013,128
Total Telecommunication Services		44,848,165

Utilities (10.73%)
CenterPoint Energy, Inc.	1,114,091	20,755,515
Duke Energy Corp.	274,073	20,358,143
Entergy Corp.	283,145	20,445,901
NRG Energy, Inc.	1,833,800	19,768,364
The Southern Co.	418,908	20,182,987
Total Utilities		101,510,910

TOTAL COMMON STOCKS
(Cost $986,654,290)		942,503,208

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.33%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.392%	3,151,255	3,151,255

TOTAL SHORT TERM INVESTMENTS
(Cost $3,151,255)			3,151,255

TOTAL INVESTMENTS (99.96%)
(Cost $989,805,545)			$945,654,463

NET OTHER ASSETS AND LIABILITIES (0.04%)			388,000

NET ASSETS (100.00%)			$946,042,463

Common Abbreviations:
Ltd - Limited.
Plc- Public Limited Company.

See Notes to Quarterly Schedule of Investments.

ALPS SECTOR LEADERS ETF	SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.87%)
Communications (2.22%)
F5 Networks, Inc.(a)	266	$25,581
Total Communications		25,581

Consumer Discretionary (9.44%)
Chipotle Mexican Grill, Inc.(a)	46	23,421
Fossil Group, Inc.(a)	702	32,931
O'Reilly Automotive, Inc.(a)	104	27,073
The Priceline Group, Inc.(a)	20	25,304
Total Consumer Discretionary		108,729

Consumer Staples (11.03%)
CVS Health Corp.	278	27,013
Dr Pepper Snapple Group, Inc.	287	26,269
The Estee Lauder Company, Inc., Class A	307	28,038
Monster Beverage Corp.(a)	173	21,712
Whole Foods Market, Inc.	763	23,890
Total Consumer Staples		126,922

Consumer, Cyclical (5.72%)
Michael Kors Holdings Ltd.(a)	642	36,369
WW Grainger, Inc.	136	29,498
Total Consumer, Cyclical		65,867

Consumer, Non-cyclical (4.03%)
United Rentals, Inc.(a)	384	19,803
UnitedHealth Group, Inc.	223	26,559
Total Consumer, Non-cyclical		46,362

Energy (10.08%)
FMC Technologies, Inc.(a)	898	22,028
Marathon Petroleum Corp.	523	17,913
Pioneer Natural Resources Co.	185	22,298
Range Resources Corp.	1,141	27,076
Schlumberger Ltd.	371	26,608
Total Energy		115,923

Financials (12.03%)
Affiliated Managers Group, Inc.(a)	170	23,578
Lincoln National Corp.	513	18,740
MasterCard, Inc., Class A	273	23,729
Principal Financial Group, Inc.	574	21,703
T. Rowe Price Group, Inc.	366	25,294
The Travelers Cos., Inc.	236	25,375
Total Financials		138,419

Health Care (6.77%)
Biogen, Inc.(a)	92	23,867
Cigna Corp.	185	25,828
Security Description	Shares	Value
Health Care (6.77%) (continued)
Edwards Lifesciences Corp.(a)	325	$28,275
Total Health Care		77,970

Industrials (9.14%)
Fastenal Co.	657	29,756
Robert Half International, Inc.	557	21,940
Union Pacific Corp.	336	26,497
Vulcan Materials Co.	275	27,096
Total Industrials		105,289

Information Technology (6.19%)
Cognizant Technology Solutions Corp., Class A(a)	445	25,356
Skyworks Solutions, Inc.	318	21,131
Visa, Inc., Class A	341	24,685
Total Information Technology		71,172

Materials (8.72%)
Avery Dennison Corp.	412	26,829
Ecolab, Inc.	231	23,689
International Flavors & Fragrances, Inc.	223	23,034
The Sherwin-Williams Co.	99	26,779
Total Materials		100,331

Technology (1.92%)
Cerner Corp.(a)	432	22,058
Total Technology		22,058

Utilities (12.58%)
AGL Resources, Inc.	414	26,765
DTE Energy Co.	331	27,844
Eversource Energy	530	28,779
Exelon Corp.	1,001	31,522
Public Service Enterprise Group, Inc.	701	29,904
Total Utilities		144,814

TOTAL COMMON STOCKS
(Cost $1,217,401)		1,149,437

TOTAL INVESTMENTS (99.87%)
(Cost $1,217,401)		$1,149,437

NET OTHER ASSETS AND LIABILITIES (0.13%)		1,485

NET ASSETS (100.00%)		$1,150,922

(a)	Non-income producing security.

Common Abbreviations:
Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

ALPS SECTOR LOW VOLATILITY ETF	SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.21%)
Basic Materials (2.10%)
PPG Industries, Inc.	278	$26,835
Total Basic Materials		26,835

Communications (2.14%)
Comcast Corp., Class A	474	27,364
Total Communications		27,364

Consumer Discretionary (8.86%)
Autozone, Inc.(a)	36	27,884
Genuine Parts Co.	322	29,028
McDonald's Corp.	236	27,657
Omnicom Group, Inc.	370	28,790
Total Consumer Discretionary		113,359

Consumer Staples (8.72%)
The Coca-Cola Co.	650	28,035
General Mills, Inc.	473	27,836
PepsiCo, Inc.	281	27,487
The Procter & Gamble Co.	353	28,342
Total Consumer Staples		111,700

Consumer, Non-cyclical (6.30%)
Becton Dickinson and Co.	181	26,688
The Clorox Co.	218	27,560
Danaher Corp.	295	26,335
Total Consumer, Non-cyclical		80,583

Energy (11.58%)
Chevron Corp.	318	26,534
Exxon Mobil Corp.	369	29,575
Occidental Petroleum Corp.	416	28,629
Schlumberger Ltd.	393	28,186
Spectra Energy Corp.	1,211	35,361
Total Energy		148,285

Financials (10.71%)
Berkshire Hathaway, Inc., Class B(a)	211	28,310
Chubb Ltd.	243	28,074
Marsh & McLennan Cos., Inc.	501	28,582
The Travelers Cos., Inc.	250	26,880
XL Group PLC	735	25,269
Total Financials		137,115

Health Care (8.38%)
AmerisourceBergen Corp.	269	23,301
DaVita HealthCare Partners, Inc.(a)	394	25,992
Henry Schein, Inc.(a)	179	29,616
Johnson & Johnson	270	28,407
Total Health Care		107,316
Security Description	Shares	Value
Industrials (8.89%)
3M Co.	177	$27,766
Lockheed Martin Corp.	126	27,190
Republic Services, Inc.	636	29,065
Waste Management, Inc.	535	29,880
Total Industrials		113,901

Information Technology (11.35%)
AT&T, Inc.	829	30,632
Automatic Data Processing, Inc.	330	27,948
Fiserv, Inc.(a)	299	28,594
Paychex, Inc.	526	27,031
Verizon Communications, Inc.	613	31,097
Total Information Technology		145,302

Materials (8.15%)
Avery Dennison Corp.	436	28,392
Ecolab, Inc.	244	25,022
International Flavors & Fragrances, Inc.	236	24,377
Praxair, Inc.	261	26,567
Total Materials		104,358

Utilities (12.03%)
Consolidated Edison, Inc.	452	31,645
Dominion Resources, Inc.	423	29,576
NextEra Energy, Inc.	282	31,815
The Southern Co.	619	29,823
Xcel Energy, Inc.	787	31,118
Total Utilities		153,977

TOTAL COMMON STOCKS
(Cost $1,225,098)		1,270,095

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.56%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.392%	7,110	7,110

TOTAL SHORT TERM INVESTMENTS
(Cost $7,110)			7,110

TOTAL INVESTMENTS (99.77%)
(Cost $1,232,208)			$1,277,205

NET OTHER ASSETS AND LIABILITIES (0.23%)			2,951

NET ASSETS (100.00%)			$1,280,156

(a)	Non-income producing security.

Common Abbreviations:
Ltd. - Limited.
PLC - Public Limited Company.

See Notes to Quarterly Schedule of Investments.

ALPS STOXX EUROPE 600 ETF	SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.60%)
Australia (0.28%)
BHP Billiton PLC	1,509	$15,290
Total Australia		15,290

Austria (0.31%)
ams AG	45	1,356
ANDRITZ AG	51	2,449
Erste Group Bank AG(a)	219	5,652
IMMOFINANZ AG(a)	682	1,390
OMV AG	104	2,736
Raiffeisen Bank International AG(a)	85	1,135
voestalpine AG	80	2,324
Total Austria		17,042

Belgium (2.10%)
Ackermans & van Haaren NV	15	1,983
Ageas	148	5,475
Anheuser-Busch InBev SA	534	60,182
bpost SA	70	1,742
Cofinimmo SA, REIT	15	1,648
Colruyt SA	45	2,421
Delhaize Group	75	7,625
Groupe Bruxelles Lambert SA	60	4,596
KBC Groep NV	181	9,628
Proximus SADP	100	3,163
Solvay SA	43	3,999
Telenet Group Holding NV(a)	35	1,843
UCB SA	94	7,001
Umicore SA	68	3,086
Total Belgium		114,392

Bermuda (0.06%)
Hiscox, Ltd.	210	2,844
Seadrill, Ltd.(a)	257	529
Total Bermuda		3,373

Czech Republic (0.07%)
CEZ a.s.	119	1,755
Komercni banka a.s.	10	1,866
Total Czech Republic		3,621

Denmark (2.96%)
AP Moller-Maersk A/S, Class B	5	6,588
Carlsberg A/S, Class B	75	6,492
Chr. Hansen Holding A/S	70	4,327
Coloplast A/S, B Shares	85	6,446
Danske Bank A/S	494	13,516
DSV A/S	129	5,290
FLSmidth & Co. A/S	35	1,299
Genmab A/S(a)	32	3,937
GN Store Nord A/S	119	2,386
ISS A/S	69	2,405
Jyske Bank A/S(a)	50	2,182
Novo Nordisk A/S, Class B	1,337	69,416
Novozymes A/S, B Shares	155	6,669
Pandora A/S	83	10,519
Sydbank A/S	55	1,498

Security Description	Shares	Value
Denmark (continued)
TDC A/S	584	$2,487
Topdanmark A/S(a)	59	1,364
Tryg A/S	97	1,774
Vestas Wind Systems A/S	160	10,843
William Demant Holding A/S(a)	20	1,741
Total Denmark		161,179

Finland (1.66%)
Amer Sports OYJ	85	2,376
Elisa OYJ	110	3,936
Fortum OYJ	315	4,191
Huhtamaki OYJ	66	2,192
Kesko OYJ, B Shares	50	1,960
Kone OYJ, B Shares	275	12,251
Metso OYJ	80	1,775
Neste OYJ	94	2,956
Nokia OYJ	3,806	23,207
Nokian Renkaat OYJ	95	3,132
Orion OYJ, Class B	70	2,376
Sampo OYJ, A Shares	354	15,974
Stora Enso OYJ, R Shares	410	3,399
UPM-Kymmene OYJ	374	6,367
Wartsila OYJ Abp	110	4,443
Total Finland		90,535

France (15.15%)
Accor SA	150	6,388
Aeroports de Paris	25	2,941
Air France-KLM(a)	180	1,644
Air Liquide SA	239	25,006
Airbus Group SE	414	26,923
Alstom SA(a)	159	3,489
Arkema SA	46	2,822
Atos	55	4,024
AXA SA	1,490	32,896
BNP Paribas SA	789	36,908
Bollore SA	500	1,934
Bouygues SA	190	7,454
Bureau Veritas SA	155	3,098
Cap Gemini SA	115	9,595
Carrefour SA	389	10,323
Casino Guichard Perrachon SA	40	1,808
Christian Dior SE	34	6,005
Cie de Saint-Gobain	364	14,164
Cie Generale des Etablissements Michelin	135	12,248
CNP Assurances	109	1,617
Credit Agricole SA	808	8,426
Danone SA	430	30,045
Dassault Aviation SA	1	1,166
Dassault Systemes	95	7,223
Edenred	145	2,552
Eiffage SA	55	3,909
Electricite de France SA	209	2,211
Engie SA	1,156	17,964
Essilor International SA	155	18,489
Eurazeo SA	31	1,819
Euronext NV(b)(c)	30	1,156
Eutelsat Communications SA	106	3,222
Faurecia	34	1,160

Security Description	Shares	Value
France (continued)
Fonciere Des Regions, REIT	20	$1,644
Gecina SA, REIT	25	3,100
Groupe Eurotunnel SA	334	3,361
Hermes International	16	5,474
ICADE, REIT	25	1,746
Iliad SA	17	4,182
Imerys SA	25	1,518
Ingenico Group SA	36	3,652
JCDecaux SA	50	1,969
Kering	50	8,741
Klepierre, REIT	114	4,763
Lagardere SCA	75	2,170
Legrand SA	190	9,490
L'Oreal SA	171	29,020
LVMH Moet Hennessy Louis Vuitton SE	195	32,626
Natixis SA	633	3,399
Numericable-SFR SA	74	2,712
Orange SA	1,433	24,966
Orpea	26	2,152
Pernod Ricard SA	150	16,009
Peugeot SA(a)	325	4,907
Plastic Omnium SA	50	1,596
Publicis Groupe SA	141	8,768
Renault SA	150	13,730
Rexel SA	198	2,436
Rubis SCA	25	1,855
Safran SA	234	14,589
Sanofi	835	66,483
Schneider Electric SE	420	25,024
SCOR SE	129	4,526
SEB SA	20	1,859
Societe BIC SA	20	2,781
Societe Generale SA	564	19,894
Sodexo SA	70	7,133
Suez Environnement Co.	238	4,128
Technicolor SA	210	1,279
Technip SA	79	3,932
Teleperformance	40	3,097
Thales SA	70	5,590
TOTAL SA	1,692	76,157
UBISOFT Entertainment(a)	70	2,008
Unibail-Rodamco SE, REIT	70	17,495
Valeo SA	55	7,647
Veolia Environnement SA	324	7,363
Vinci SA	382	26,521
Vivendi SA	823	17,127
Wendel SA	24	2,286
Zodiac Aerospace	163	2,731
Total France		826,265

Germany (12.38%)
Aareal Bank AG	39	1,163
adidas AG	150	16,066
Allianz SE	319	47,629
Axel Springer SE	30	1,523
BASF SE	640	41,899
Bayer AG	579	60,738
Bayerische Motoren Werke AG	230	18,803
Beiersdorf AG	70	6,088
Security Description	Shares	Value
Germany (continued)
Bilfinger SE	35	$1,519
Brenntag AG	110	5,355
Commerzbank AG(a)	749	6,110
Continental AG	77	15,463
Daimler AG	708	48,599
Deutsche Bank AG	924	16,068
Deutsche Boerse AG	140	11,601
Deutsche EuroShop AG	35	1,482
Deutsche Lufthansa AG(a)	165	2,474
Deutsche Post AG	679	16,202
Deutsche Telekom AG	2,211	37,209
Deutsche Wohnen AG	195	5,171
Dialog Semiconductor PLC(a)	51	1,689
Duerr AG	14	834
E.ON SE	1,432	13,062
Evonik Industries AG	90	2,724
Fraport AG Frankfurt Airport Services Worldwide	25	1,449
Freenet AG	94	2,814
Fresenius Medical Care AG & Co. KGaA	155	13,113
Fresenius SE & Co. KGaA	285	18,875
GEA Group AG	129	5,708
Gerresheimer AG	24	1,722
Hannover Rueck SE	45	4,641
HeidelbergCement AG	100	7,366
HUGO BOSS AG	48	2,743
Infineon Technologies AG	813	9,963
K+S AG	131	2,761
Kabel Deutschland Holding AG	15	1,863
KION Group AG	50	2,503
LANXESS AG	65	2,715
LEG Immobilien AG	36	2,963
Linde AG	125	17,474
MAN SE	25	2,570
Merck KGaA	95	8,103
METRO AG	105	2,592
MorphoSys AG(a)	20	814
MTU Aero Engines AG	39	3,568
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	100	19,750
OSRAM Licht AG	64	3,005
ProSiebenSat.1 Media AG	159	8,177
Rheinmetall AG	30	2,147
RWE AG	349	4,002
SAP SE	684	52,042
Siemens AG	542	50,388
STADA Arzneimittel AG	45	1,534
Symrise AG	90	5,790
Telefonica Deutschland Holding AG	374	1,819
ThyssenKrupp AG	314	5,334
TUI AG	342	5,103
United Internet AG	82	4,024
Vonovia SE	323	10,092
Wirecard AG	85	3,381
Zalando SE(a)(b)(c)	82	2,570
Total Germany		674,949

Greece (0.09%)
Alpha Bank AE(a)	960	1,640

Security Description	Shares	Value
Greece (continued)
Eurobank Ergasias SA(a)	1,530	$942
Hellenic Telecommunications Organization SA	175	1,452
OPAP SA	155	1,029
Total Greece		5,063

Ireland (1.79%)
Bank of Ireland(a)	19,284	5,496
Beazley PLC	425	2,125
CRH PLC	585	15,083
DCC PLC	65	5,103
Experian PLC	682	11,230
Glanbia PLC	125	2,497
Grafton Group PLC	171	1,584
Kerry Group PLC, Class A	110	9,627
Kingspan Group PLC	101	2,550
Paddy Power Betfair PLC	58	8,824
Ryanair Holdings PLC, Sponsored ADR	85	7,069
Shire PLC	430	22,671
Smurfit Kappa Group PLC	165	3,821
Total Ireland		97,680

Italy (3.10%)
Assicurazioni Generali SpA	963	13,420
Atlantia SpA	294	7,295
Azimut Holding SpA	75	1,450
Banca Monte dei Paschi di Siena SpA(a)	1,883	1,007
Banca Popolare dell'Emilia Romagna SC	345	1,768
Banca Popolare di Milano Scarl	2,984	2,068
Banca Popolare di Sondrio Scarl	325	1,151
Banco Popolare SC(a)	260	2,143
Davide Campari-Milano SpA	186	1,467
Enel Green Power SpA	1,108	2,160
Enel SpA(a)	4,996	20,131
Eni SpA	1,785	25,146
EXOR SpA	70	2,323
Finmeccanica SpA(a)	290	3,008
Intesa Sanpaolo SpA	10,133	25,816
Luxottica Group SpA	135	7,747
Mediaset SpA	512	1,830
Mediobanca SpA	429	2,921
Prysmian SpA	145	2,966
Recordati SpA	70	1,691
Saipem SpA(a)	180	74
Snam SpA	1,514	8,199
Telecom Italia SpA(a)	7,502	7,337
Terna Rete Elettrica Nazionale SpA	1,014	5,299
UniCredit SpA	4,182	15,632
Unione di Banche Italiane SpA	649	2,511
Unipol Gruppo Finanziario SpA	400	1,485
UnipolSai SpA	599	1,235
Total Italy		169,280

Jersey (0.14%)
Phoenix Group Holdings	160	1,888
Randgold Resources, Ltd.	65	5,867
Total Jersey		7,755
Security Description	Shares	Value
Jordan (0.05%)
Hikma Pharmaceuticals PLC	100	$2,618
Total Jordan		2,618

Luxembourg (0.40%)
Altice NV, Class A(a)	223	3,214
ArcelorMittal	728	2,831
B&M European Value Retail SA	450	1,784
Eurofins Scientific SE	5	1,785
RTL Group SA	30	2,519
SES SA	230	6,058
Tenaris SA	335	3,663
Total Luxembourg		21,854

Mexico (0.03%)
Fresnillo PLC	134	1,865
Total Mexico		1,865

Netherlands (5.07%)
Aalberts Industries NV	70	2,181
Aegon NV	1,333	6,711
Akzo Nobel NV	175	10,326
ASM International NV	40	1,695
ASML Holding NV	260	23,934
Boskalis Westminster	60	2,191
Ferrari NV(a)	60	2,323
Gemalto NV	60	3,823
Heineken Holding NV	70	5,091
Heineken NV	155	12,505
ING Groep NV, CVA	2,759	32,700
Koninklijke Ahold NV	512	11,262
Koninklijke DSM NV	130	6,442
Koninklijke KPN NV	2,332	8,648
Koninklijke Philips NV	666	16,979
Koninklijke Vopak NV	46	2,102
NN Group NV	167	5,160
OCI NV(a)	65	1,186
PostNL NV(a)	319	1,244
QIAGEN NV(a)	174	3,727
Randstad Holding NV	89	4,615
Royal Dutch Shell PLC, A Shares, (EUR denominated)	2,714	62,429
Royal Dutch Shell PLC, A Shares, (GBP denominated)	1,067	24,467
SBM Offshore NV(a)	134	1,703
Steinhoff International Holdings NV	2,000	10,704
TNT Express NV	339	2,902
Wereldhave NV, REIT	17	864
Wolters Kluwer NV	219	8,290
Total Netherlands		276,204

Norway (0.86%)
DNB ASA	659	7,610
Gjensidige Forsikring ASA	135	2,122
Marine Harvest ASA	219	3,136
Norsk Hydro ASA	978	3,896
Orkla ASA	554	4,574
Schibsted ASA, Class A	59	1,623
Statoil ASA	758	11,071
Telenor ASA	493	7,387
TGS Nopec Geophysical Co. ASA	75	1,097

Security Description	Shares	Value
Norway (continued)
Yara International ASA	113	$4,397
Total Norway		46,913

Portugal (0.23%)
Banco Comercial Portugues SA(a)	30,997	1,160
EDP-Energias de Portugal SA	1,881	5,846
Galp Energia SGPS SA	279	3,068
Jeronimo Martins SGPS SA	175	2,480
Total Portugal		12,554

South Africa (0.13%)
Investec PLC	390	2,573
Mondi PLC	265	4,765
Total South Africa		7,338

Spain (4.57%)
Abertis Infraestructuras SA	329	4,957
ACS Actividades de Construccion y Servicios SA	140	3,650
Aena SA(a)(b)(c)	50	5,695
Amadeus IT Holding SA, A Shares	308	12,452
Banco Bilbao Vizcaya Argentaria SA	4,466	28,446
Banco de Sabadell SA	3,509	5,600
Banco Popular Espanol SA	1,371	3,293
Banco Santander SA	10,079	41,150
Bankia SA	3,178	2,717
Bankinter SA	464	3,079
Bolsas y Mercados Espanoles SHMSF SA	55	1,735
CaixaBank SA	1,681	4,841
Cellnex Telecom SAU(b)(c)	100	1,607
Distribuidora Internacional de Alimentacion SA	429	2,167
Enagas SA	155	4,378
Endesa SA	193	3,502
Ferrovial SA	314	6,090
Gamesa Corp. Tecnologica SA	148	2,810
Gas Natural SDG SA	255	4,473
Grifols SA	218	4,790
Iberdrola SA	4,012	26,030
Industria de Diseno Textil SA	748	23,288
Mapfre SA	714	1,398
Mediaset Espana Comunicacion SA	128	1,386
Merlin Properties Socimi SA, REIT	220	2,310
Red Electrica Corp. SA	80	6,366
Repsol SA	712	7,377
Telefonica SA	3,021	30,379
Viscofan SA	30	1,795
Zardoya Otis SA	120	1,286
Total Spain		249,047

Sweden (4.70%)
Alfa Laval AB	224	3,532
Assa Abloy AB, B Shares	717	13,826
Atlas Copco AB, A Redemption Shares	464	10,503
BillerudKorsnas AB	129	2,040
Boliden AB	185	2,796
Castellum AB	125	1,894
Electrolux AB, Series B	170	4,005
Elekta AB, B Shares	265	2,351
Security Description	Shares	Value
Sweden (continued)
Fingerprint Cards AB, B Shares(a)	43	$2,360
Getinge AB, B Shares	140	3,118
Hennes & Mauritz AB, B Shares	669	21,808
Hexagon AB, B Shares	175	5,983
Hexpol AB	200	2,018
Husqvarna AB, B Shares	290	1,844
ICA Gruppen AB	55	1,641
Industrivarden AB, A Shares	140	2,409
Intrum Justitia AB	55	1,688
Investment AB Kinnevik, B Shares	170	4,241
Investor AB, B Shares	329	10,955
JM AB	55	1,309
Lundin Petroleum AB(a)	166	2,596
Meda AB, A Shares	173	3,079
NCC AB, B Shares	60	2,028
Nibe Industrier AB, B Shares	50	1,568
Nordea Bank AB	2,286	22,868
Sandvik AB	799	7,307
Securitas AB, B Shares	230	3,457
Skandinaviska Enskilda Banken AB, A Shares	1,133	11,129
Skanska AB, B Shares	279	5,963
SKF AB, B Shares	274	4,538
Svenska Cellulosa AB SCA, Class B	419	12,562
Svenska Handelsbanken AB, A Shares	1,047	13,464
Swedbank AB, A Shares	663	13,474
Swedish Match AB	145	4,686
Swedish Orphan Biovitrum AB(a)	100	1,214
Tele2 AB, B Shares	224	1,860
Telefonaktiebolaget LM Ericsson, B Shares	2,181	20,162
TeliaSonera AB	1,856	8,563
Trelleborg AB, B Shares	175	2,921
Unibet Group PLC, SDR	152	1,728
Volvo AB, B Shares	1,094	11,040
Total Sweden		256,528

Switzerland (14.28%)
ABB, Ltd.	1,543	27,661
Actelion, Ltd.	74	10,331
Adecco SA	120	7,000
Aryzta AG	65	3,109
Baloise Holding AG	35	4,417
Barry Callebaut AG	1	1,054
Cie Financiere Richemont SA	365	23,322
Clariant AG	209	3,500
Coca-Cola HBC AG	144	2,756
Credit Suisse Group AG	1,125	15,143
DKSH Holding AG	25	1,587
dorma+kaba Holding AG	3	1,804
Dufry AG(a)	25	2,624
EMS-Chemie Holding AG	5	2,328
Flughafen Zuerich AG	2	1,591
Galenica AG	2	3,012
GAM Holding AG	120	1,725
Geberit AG	25	9,046
Georg Fischer AG	3	2,048
Givaudan SA	5	9,389
Glencore PLC	7,836	14,533

Security Description	Shares	Value
Switzerland (continued)
Helvetia Holding AG	5	$2,649
Julius Baer Group, Ltd.	160	6,419
Kuehne + Nagel International AG	40	5,208
LafargeHolcim, Ltd.	307	12,166
Logitech International SA	110	1,708
Lonza Group AG	40	6,089
Nestle SA	2,246	157,681
Novartis AG	1,791	128,518
OC Oerlikon Corp. AG	140	1,374
Pargesa Holding SA	20	1,179
Partners Group Holding AG	14	5,086
PSP Swiss Property AG	30	2,561
Roche Holding AG	493	126,891
Schindler Holding AG	30	5,033
SGS SA	4	8,084
Sika AG	1	3,809
Sonova Holding AG	40	4,811
STMicroelectronics NV	474	2,733
Straumann Holding AG	7	2,275
Sulzer AG	15	1,415
Sunrise Communications Group AG(a)(b)(c)	25	1,482
The Swatch Group AG	22	7,656
Swiss Life Holding AG	21	5,132
Swiss Prime Site AG	45	3,761
Swiss Re AG	239	21,267
Swisscom AG	17	8,329
Syngenta AG	63	25,345
Temenos Group AG	39	1,920
UBS Group AG	2,464	37,855
Wolseley PLC	189	9,749
Zurich Insurance Group AG	105	22,346
Total Switzerland		778,511

United Kingdom (28.19%)
3i Group PLC	699	4,262
AA PLC	387	1,532
Aberdeen Asset Management PLC	703	2,362
Admiral Group PLC	155	3,737
Aggreko PLC	185	2,278
Amec Foster Wheeler PLC	282	1,497
Anglo American PLC	1,003	6,704
Antofagasta PLC	279	1,918
ARM Holdings PLC	1,014	14,057
Ashmore Group PLC	280	902
Ashtead Group PLC	364	4,681
Associated British Foods PLC	260	12,326
AstraZeneca PLC	889	50,818
Auto Trader Group PLC(b)(c)	520	2,627
Aviva PLC	2,877	17,547
Babcock International Group PLC	181	2,305
BAE Systems PLC	2,271	16,215
Balfour Beatty PLC(a)	499	1,746
Barclays PLC	11,814	28,291
Barratt Developments PLC	710	5,830
BBA Aviation PLC	314	847
Bellway PLC	90	3,217
Berendsen PLC	125	2,020
Berkeley Group Holdings PLC	94	4,251
Booker Group PLC	1,087	2,516
Security Description	Shares	Value
United Kingdom (continued)
Bovis Homes Group PLC	90	$1,199
BP PLC	12,921	63,205
British American Tobacco PLC	1,302	71,137
The British Land Co. PLC, REIT	683	6,265
Britvic PLC	179	1,727
BT Group PLC	6,198	41,969
BTG PLC(a)	263	2,286
Bunzl PLC	240	6,457
Burberry Group PLC	320	5,879
Cable & Wireless Communications PLC	1,878	1,981
Capita PLC	484	6,750
Capital & Counties Properties PLC	534	2,401
Carillion PLC	310	1,187
Carnival PLC	135	6,723
Centrica PLC	3,651	10,570
Close Brothers Group PLC	100	1,844
CNH Industrial NV	709	4,732
Cobham PLC	819	2,946
Compass Group PLC	1,180	20,793
Croda International PLC	100	4,137
Daily Mail & General Trust PLC, Class A	205	1,867
Derwent London PLC, REIT	75	3,166
Diageo PLC	1,748	45,229
Direct Line Insurance Group PLC	988	5,344
Dixons Carphone PLC	729	4,421
Domino's Pizza Group PLC	117	1,705
Drax Group PLC	290	940
DS Smith PLC	679	3,677
easyJet PLC	145	3,039
Elementis PLC	334	1,085
Essentra PLC	178	2,067
Fiat Chrysler Automobiles NV	603	4,162
Firstgroup PLC(a)	868	1,114
G4S PLC	1,118	3,238
GKN PLC	1,197	4,582
GlaxoSmithKline PLC	3,419	66,599
Great Portland Estates PLC, REIT	249	2,419
Greene King PLC	219	2,762
Halma PLC	274	3,385
Hammerson PLC, REIT	564	4,314
Hargreaves Lansdown PLC	179	3,087
Hays PLC	974	1,558
Henderson Group PLC	811	2,655
Howden Joinery Group PLC	464	3,181
HSBC Holdings PLC	13,795	88,255
ICAP PLC	399	2,415
IG Group Holdings PLC	264	2,796
IMI PLC	205	2,427
Imperial Brands PLC	669	34,662
Inchcape PLC	303	3,117
Indivior PLC	500	1,173
Informa PLC	441	4,217
Inmarsat PLC	324	4,417
InterContinental Hotels Group PLC	179	6,789
Intermediate Capital Group PLC	248	1,995
International Consolidated Airlines Group SA	749	5,723
Intertek Group PLC	115	4,677

Security Description	Shares	Value
United Kingdom (continued)
Intu Properties PLC, REIT	654	$2,733
ITV PLC	2,564	8,872
J Sainsbury PLC	1,019	3,608
John Wood Group PLC	270	2,345
Johnson Matthey PLC	141	5,018
Jupiter Fund Management PLC	329	1,833
Just Eat PLC(a)	300	1,610
Kingfisher PLC(a)	1,704	7,929
Lancashire Holdings, Ltd.	135	1,110
Land Securities Group PLC, REIT	529	7,429
Legal & General Group PLC	4,265	13,475
Lloyds Banking Group PLC	45,217	45,565
London Stock Exchange Group PLC	222	8,275
Man Group PLC	1,263	2,714
Marks & Spencer Group PLC	1,178	6,972
Meggitt PLC	578	3,363
Melrose Industries PLC	104	476
Merlin Entertainments PLC(b)(c)	470	3,001
Michael Page International PLC	230	1,184
Micro Focus International PLC	94	1,930
Moneysupermarket.com Group PLC	335	1,577
National Grid PLC	2,780	37,281
Next PLC	110	10,357
Ocado Group PLC(a)	420	1,520
Old Mutual PLC	3,533	8,374
Pearson PLC	589	7,042
Pennon Group PLC	281	3,188
Persimmon PLC	220	6,688
Petrofac, Ltd.	189	2,382
Playtech PLC	120	1,415
Provident Financial PLC	101	4,567
Prudential PLC	1,827	31,977
QinetiQ Group PLC	464	1,505
Reckitt Benckiser Group PLC	464	42,366
Regus PLC	500	2,015
RELX NV	697	11,502
RELX PLC	812	14,037
Rentokil Initial PLC	1,313	3,032
The Restaurant Group PLC	159	1,201
Rexam PLC	509	4,329
Rightmove PLC	74	4,052
Rio Tinto PLC	864	22,897
Rolls-Royce Holdings PLC	1,325	12,522
Rotork PLC	640	1,421
Royal Bank of Scotland Group PLC(a)	2,195	6,840
Royal Mail PLC	470	2,974
RPC Group PLC	200	2,057
RSA Insurance Group PLC	729	4,417
SABMiller PLC	704	40,939
The Sage Group PLC	804	6,675
Schroders PLC	69	2,512
Segro PLC, REIT	534	3,088
Severn Trent PLC	174	5,173
Shaftesbury PLC, REIT	200	2,390
Sky PLC	753	10,931
Smith & Nephew PLC	659	10,759
Smiths Group PLC	284	3,961
Spectris PLC	90	2,264
Spirax-Sarco Engineering PLC	53	2,320
Sports Direct International PLC(a)	186	1,047

Security Description	Shares	Value
United Kingdom (continued)
SSE PLC	705	$13,590
St. James's Place PLC	374	4,466
Stagecoach Group PLC	309	1,166
Standard Chartered PLC	1,906	11,419
Standard Life PLC	1,409	6,540
Subsea 7 SA(a)	187	1,186
TalkTalk Telecom Group PLC	394	1,306
Tate & Lyle PLC	335	2,737
Taylor Wimpey PLC	2,341	6,067
Tesco PLC(a)	5,415	13,596
Thomas Cook Group PLC(a)	1,053	1,533
Travis Perkins PLC	179	4,465
Tullow Oil PLC(a)	654	1,538
UBM PLC	332	2,729
Ultra Electronics Holdings PLC	50	1,248
Unilever NV, CVA	1,097	47,311
Unilever PLC	904	38,904
United Utilities Group PLC	490	6,312
Victrex PLC	60	1,296
Vodafone Group PLC	18,680	57,121
The Weir Group PLC	155	2,060
WH Smith PLC	77	1,937
Whitbread PLC	130	7,095
William Hill PLC	629	3,593
Wm Morrison Supermarkets PLC	1,682	4,659
WPP PLC	952	20,180
WS Atkins PLC	75	1,338
Total United Kingdom		1,537,361

TOTAL COMMON STOCKS
(Cost $6,292,217)		5,377,217

CLOSED-END FUNDS (0.04%)
Switzerland (0.04%)
BB Biotech AG	9	2,088
Total Switzerland		2,088

TOTAL CLOSED-END FUNDS
(Cost $2,314)		2,088

PREFERRED STOCKS (0.65%)
Germany (0.65%)
Fuchs Petrolub AG	50	2,057
Henkel AG & Co. KGaA	130	13,130
Porsche Automobil Holding SE	110	5,047
Volkswagen AG	128	14,997
Total Germany		35,231

TOTAL PREFERRED STOCKS
(Cost $50,743)		35,231

RIGHTS (–%)
Italy (–%)
Enel Green Power SpA, Strike price 1.78 (EUR), Expires 3/21/16	1,108	–
Total Italy		–

TOTAL RIGHTS
(Cost $0)		–

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.11%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.392%	6,210	$6,210

TOTAL SHORT TERM INVESTMENTS
(Cost $6,210)			6,210

TOTAL INVESTMENTS (99.40%)
(Cost $6,351,484)			$5,420,746

NET OTHER ASSETS AND LIABILITIES (0.60%)			32,697

NET ASSETS (100.00%)			$5,453,443

(a)	Non-income producing security.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $18,138, representing 0.33% of net assets.

(c)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $18,138 representing 0.33% of net assets.

Common Abbreviations:
AB - Aktiebolag is the Swedish equivalent of the term corporation.
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
a.s - Akciova Spolecnost is a joint stock company in the Czech Republic.
A/S - Aktieselskab is the Danish term for Joint Stock Company.
ASA - Allmennaksjeselskap is the Norwegian term for public limited company.
CVA - Dutch Certification.
KGaA - Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ - Osakeyhtio is the Finnish equivalent of a public limited company.
PLC - Public Limited Company.
REIT - Real Estate Investment Trust.
SA - Generally designated corporations in various countries, mostly those employing civil law.
SC - Societa cooperativa is the Italian phrase for a private company.
Common Abbreviations: (continued)
SCA - Societe en commandite par actions is the French phrase for a limited partnership.
SDR - Special Drawing Rights.
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SGPS - Sociedade gestora de participa coes sociais is the Portuguese phrase for a limited liability company.
SpA - Societa per Azione is the Italian phrase for a shared company.
Scarl - Societa cooperativa a responsabilita limitata is the Italian phrase for a limited liability company.

Currency Abbreviations:
EUR - Euro
GBP - Great British Pound

See Notes to Quarterly Schedule of Investments.

BARRON'S 400SM ETF	SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.88%)
Consumer Discretionary (19.94%)
Advance Auto Parts, Inc.	2,507	$372,139
Asbury Automotive Group, Inc.(a)	5,605	327,332
Bed Bath & Beyond, Inc.(a)	7,464	357,899
Best Buy Co., Inc.	11,999	388,648
Blue Nile, Inc.	13,841	360,696
Build-A-Bear Workshop, Inc.(a)	23,925	341,649
Capella Education Co.	9,253	427,859
Carter's, Inc.	4,704	478,067
Chipotle Mexican Grill, Inc.(a)	533	271,382
Chuy's Holdings, Inc.(a)	14,892	477,140
Comcast Corp., Class A	8,013	462,590
Cooper Tire & Rubber Co.	11,374	446,998
Cracker Barrel Old Country Store, Inc.	2,950	436,747
Denny's Corp.(a)	40,587	419,264
Diamond Resorts International, Inc.(a)	17,878	389,562
Dick's Sporting Goods, Inc.	9,082	385,713
DISH Network Corp., Class A(a)	7,850	369,970
Dollar General Corp.	6,588	489,159
Dorman Products, Inc.(a)	9,106	460,490
Drew Industries, Inc.	8,393	505,175
DSW, Inc., Class A	16,059	420,746
Expedia, Inc.	3,782	393,744
Express, Inc.(a)	24,349	419,533
Fiesta Restaurant Group, Inc.(a)	9,113	301,823
Five Below, Inc.(a)	14,590	559,526
Foot Locker, Inc.	6,354	397,125
Fossil Group, Inc.(a)	7,903	370,730
GameStop Corp., Class A	10,730	330,699
Gap, Inc.	14,525	401,616
Gentex Corp.	28,733	418,352
Gentherm, Inc.(a)	9,833	410,036
G-III Apparel Group, Ltd.(a)	6,917	364,872
GNC Holdings, Inc., Class A	10,303	293,429
Goodyear Tire & Rubber Co.	15,572	469,029
GoPro, Inc., Class A(a)	13,746	163,302
Grand Canyon Education, Inc.(a)	12,371	482,222
Gray Television, Inc.(a)	34,694	400,369
H&R Block, Inc.	12,877	423,396
Harley-Davidson, Inc.	8,394	362,369
Helen of Troy, Ltd.(a)	5,019	478,612
Home Depot, Inc.	3,874	480,841
The Interpublic Group of Cos., Inc.	23,234	496,975
Isle of Capri Casinos, Inc.(a)	23,319	264,671
Las Vegas Sands Corp.	9,723	469,426
Lennar Corp., Class A	8,810	369,491
LGI Homes, Inc.(a)	15,882	377,039
Lithia Motors, Inc., Class A	4,046	375,145
Lowe's Cos., Inc.	6,641	448,467
Macy's, Inc.	8,071	348,748
Nautilus, Inc.(a)	29,830	503,829
Nexstar Broadcasting Group, Inc., Class A	10,501	469,185
Security Description	Shares	Value
Consumer Discretionary (continued)
NIKE, Inc., Class B	8,106	$499,249
Nordstrom, Inc.	6,213	318,851
Nutrisystem, Inc.	16,664	339,112
NVR, Inc.(a)	297	486,189
O'Reilly Automotive, Inc.(a)	1,752	456,081
Polaris Industries, Inc.	3,572	314,014
Pool Corp.	6,390	512,925
Popeyes Louisiana Kitchen, Inc.(a)	7,962	433,849
Priceline Group, Inc.(a)	349	441,558
Ross Stores, Inc.	9,339	513,458
Scripps Networks Interactive, Inc., Class A	8,691	514,855
Select Comfort Corp.(a)	20,185	361,311
Sinclair Broadcast Group, Inc., Class A	16,725	516,301
Skechers U.S.A., Inc., Class A(a)	9,892	325,645
Smith & Wesson Holding Corp.(a)	25,063	635,598
Sonic Corp.	18,232	535,474
Starbucks Corp.	8,108	471,967
Strayer Education, Inc.(a)	8,552	385,952
Thor Industries, Inc.	8,328	461,205
TJX Cos., Inc.	6,506	482,095
Tractor Supply Co.	5,331	450,843
TRI Pointe Group, Inc.(a)	32,384	333,879
Tumi Holdings, Inc.(a)	24,060	475,185
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,708	447,334
Walt Disney Co.	4,365	416,945
Williams-Sonoma, Inc.	6,125	319,174
Winnebago Industries, Inc.	22,745	426,014
Wyndham Worldwide Corp.	5,885	428,663
Zumiez, Inc.(a)	32,246	666,202
Total Consumer Discretionary		33,603,754

Consumer Staples (6.61%)
Altria Group, Inc.	8,532	525,315
Boston Beer Co., Inc., Class A(a)	1,982	372,834
Cal-Maine Foods, Inc.	8,114	433,125
The Clorox Co.	4,031	509,599
Coca-Cola Bottling Co. Consolidated	2,708	473,142
Coca-Cola Enterprises, Inc.	9,476	459,681
CVS Health Corp.	4,441	431,532
Dr. Pepper Snapple Group, Inc.	5,911	541,034
Estee Lauder Cos., Inc., Class A	5,961	544,418
Fresh Market, Inc.(a)	19,039	439,230
Hormel Foods Corp.	14,892	633,059
Keurig Green Mountain, Inc.	7,941	730,096
Kroger Co.	12,417	495,562
Mead Johnson Nutrition Co.	6,087	448,977
Nu Skin Enterprises, Inc., Class A	10,746	327,646
Omega Protein Corp.(a)	29,002	688,797
PepsiCo, Inc.	4,912	480,492
Pilgrim's Pride Corp.(a)	21,673	529,905
Sanderson Farms, Inc.	6,792	619,838
Tyson Foods, Inc., Class A	10,555	683,436
USANA Health Sciences, Inc.(a)	3,227	363,747
Walgreens Boots Alliance, Inc.	5,074	400,542
Total Consumer Staples		11,132,007

Security Description	Shares	Value
Energy (2.42%)
Atwood Oceanics, Inc.	28,292	$194,649
Dril-Quip, Inc.(a)	7,103	385,338
Oceaneering International, Inc.	11,175	308,653
Phillips 66	5,823	462,288
REX American Resources Corp.(a)	8,930	450,965
Ship Finance International, Ltd.	28,699	373,948
Teekay Tankers, Ltd., Class A	71,216	292,698
Tesoro Corp.	4,803	387,506
US Silica Holdings, Inc.	25,524	489,805
Valero Energy Corp.	7,509	451,141
Western Refining, Inc.	10,819	288,543
Total Energy		4,085,534

Financials (18.21%)
Affiliated Managers Group, Inc.(a)	2,493	345,754
American Equity Investment Life Holding Co.	18,951	257,734
American Express Co.	6,031	335,203
Ameriprise Financial, Inc.	4,102	344,363
AMERISAFE, Inc.	9,600	494,400
Apollo Commercial Real Estate Finance, Inc., REIT	28,086	433,929
Assured Guaranty, Ltd.	18,199	451,517
Banner Corp.	9,808	389,476
BBCN Bancorp, Inc.	30,459	435,868
Berkshire Hathaway, Inc., Class B(a)	3,390	454,836
BNC Bancorp	21,275	431,457
BofI Holding, Inc.(a)	14,946	276,949
Brookline Bancorp, Inc.	43,371	455,829
Cardinal Financial Corp.	19,942	384,083
Cathay General Bancorp	14,991	400,110
CBOE Holdings, Inc.	6,994	437,125
CBRE Group, Inc., Class A(a)	13,998	355,689
Chemical Financial Corp.	14,127	477,916
City Holding Co.	9,470	417,343
Cohen & Steers, Inc.	15,855	493,408
Columbia Banking System, Inc.	14,741	424,983
ConnectOne Bancorp, Inc.	24,291	374,567
Cowen Group, Inc., Class A(a)	90,835	307,931
Credit Acceptance Corp.(a)	2,124	418,577
Cullen/Frost Bankers, Inc.	7,302	349,985
Customers Bancorp, Inc.(a)	17,758	402,219
CVB Financial Corp.	27,111	421,034
Diamond Hill Investment Group, Inc.	2,302	389,038
Dime Community Bancshares, Inc.	27,001	459,827
East West Bancorp, Inc.	11,458	343,396
Everest Re Group, Ltd.	2,510	467,186
FactSet Research Systems, Inc.	2,676	402,711
Federated National Holding Co.	21,265	508,234
Fidelity Southern Corp.	22,587	338,579
First American Financial Corp.	11,668	432,066
First Financial Bankshares, Inc.	14,903	393,588
First Interstate BancSystem, Inc., Class A	16,798	450,186
First Merchants Corp.	17,596	390,455
First Republic Bank	7,266	447,150
Franklin Resources, Inc.	11,697	419,338
Glacier Bancorp, Inc.	17,000	404,940
Hanmi Financial Corp.	18,025	375,461
Security Description	Shares	Value
Financials (continued)
HCI Group, Inc.	12,007	$421,926
Heritage Insurance Holdings, Inc.	23,626	461,180
HFF, Inc., Class A	12,989	325,115
Home BancShares, Inc.	11,767	465,032
Huntington Bancshares, Inc.	42,183	369,101
Jones Lang LaSalle, Inc.	2,988	304,985
JPMorgan Chase & Co.	7,255	408,457
LegacyTexas Financial Group, Inc.	15,412	273,563
LendingTree, Inc.(a)	3,887	343,494
Marcus & Millichap, Inc.(a)	10,231	228,049
MarketAxess Holdings, Inc.	4,640	549,654
MB Financial, Inc.	13,812	421,542
Morningstar, Inc.	5,688	451,570
National General Holdings Corp.	23,424	466,840
NorthStar Asset Management Group, Inc.	27,599	301,657
Oritani Financial Corp.	29,393	497,330
PacWest Bancorp	10,416	335,187
PRA Group, Inc.(a)	8,475	206,790
PrivateBancorp, Inc.	11,762	404,142
Progressive Corp.	15,093	481,769
Provident Financial Services, Inc.	23,626	439,207
S&T Bancorp, Inc.	14,550	366,951
SEI Investments Co.	9,136	348,721
Selective Insurance Group, Inc.	14,540	488,253
ServisFirst Bancshares, Inc.	11,044	403,658
SunTrust Banks, Inc.	11,504	381,703
T Rowe Price Group, Inc.	6,508	449,768
TriCo Bancshares	18,689	463,487
Umpqua Holdings Corp.	27,404	412,156
Union Bankshares Corp.	19,072	434,079
Universal Insurance Holdings, Inc.	16,693	325,847
US Bancorp	10,987	423,219
Waddell & Reed Financial, Inc., Class A	12,185	285,373
Walker & Dunlop, Inc.(a)	19,262	445,337
WisdomTree Investments, Inc.	25,246	299,165
Total Financials		30,678,747

Health Care (9.95%)
ABIOMED, Inc.(a)	4,600	368,046
Aceto Corp.	15,982	342,814
Aetna, Inc.	3,823	415,292
Air Methods Corp.(a)	12,885	468,112
Align Technology, Inc.(a)	8,167	539,267
AMAG Pharmaceuticals, Inc.(a)	9,117	239,595
Amgen, Inc.	2,937	417,876
AMN Healthcare Services, Inc.(a)	12,989	369,277
ANI Pharmaceuticals, Inc.(a)	8,659	286,267
Anika Therapeutics, Inc.(a)	12,932	583,621
Atrion Corp.	1,098	412,574
Biogen, Inc.(a)	1,343	348,401
BioSpecifics Technologies Corp.(a)	8,669	307,750
Cambrex Corp.(a)	9,815	378,565
Centene Corp.(a)	7,287	415,068
Charles River Laboratories International, Inc.(a)	6,505	477,662
Chemed Corp.	3,174	407,859
Cigna Corp.	3,184	444,518
Concert Pharmaceuticals, Inc.(a)	23,871	306,981

Security Description	Shares	Value
Health Care (continued)
Enanta Pharmaceuticals, Inc.(a)	10,961	$311,183
Gilead Sciences, Inc.	4,052	353,537
Globus Medical, Inc., Class A(a)	19,158	465,539
Illumina, Inc.(a)	2,140	321,514
Johnson & Johnson	4,787	503,640
Lannett Co., Inc.(a)	8,238	207,268
Ligand Pharmaceuticals, Inc.(a)	4,644	428,548
LivaNova PLC(a)	6,835	385,767
Luminex Corp.(a)	24,417	456,110
Masimo Corp.(a)	11,055	418,321
McKesson Corp.	2,205	343,142
MiMedx Group, Inc.(a)	44,629	367,297
Molina Healthcare, Inc.(a)	5,705	353,938
NewLink Genetics Corp.(a)	8,713	183,322
PDL BioPharma, Inc.	85,778	258,192
Prestige Brands Holdings, Inc.(a)	9,899	484,061
ResMed, Inc.	9,065	515,889
Sucampo Pharmaceuticals, Inc., Class A(a)	17,248	226,811
Supernus Pharmaceuticals, Inc.(a)	22,821	286,175
UnitedHealth Group, Inc.	3,746	446,149
Universal Health Services, Inc., Class B	3,306	364,883
Vanda Pharmaceuticals, Inc.(a)	33,538	263,273
Varian Medical Systems, Inc.(a)	5,852	457,743
Vascular Solutions, Inc.(a)	13,098	393,726
Waters Corp.(a)	3,601	433,236
Total Health Care		16,758,809

Industrials (18.17%)
AAON, Inc.	22,709	563,183
Alaska Air Group, Inc.	5,792	428,029
Allegiant Travel Co.	2,059	337,429
AMERCO	1,115	382,233
American Woodmark Corp.(a)	6,710	458,226
AO Smith Corp.	6,620	465,916
Argan, Inc.	11,949	385,594
Boeing Co.	3,289	388,694
CEB, Inc.	6,503	352,918
CLARCOR, Inc.	8,340	401,488
Covenant Transportation Group, Inc., Class A(a)	20,739	459,576
Cummins, Inc.	3,788	369,595
Delta Air Lines, Inc.	9,845	474,923
Deluxe Corp.	7,830	449,520
Douglas Dynamics, Inc.	21,547	421,459
Dycom Industries, Inc.(a)	5,952	339,085
Emerson Electric Co.	9,966	486,640
Expeditors International of Washington, Inc.	9,364	428,684
Fastenal Co.	11,929	540,264
General Dynamics Corp.	3,156	430,068
Global Brass & Copper Holdings, Inc.	22,145	488,076
Graco, Inc.	6,599	516,834
Greenbrier Cos., Inc.	11,644	296,340
H&E Equipment Services, Inc.	22,776	299,960
Hawaiian Holdings, Inc.(a)	18,449	793,676
Herman Miller, Inc.	16,771	437,555
Hexcel Corp.	9,799	404,993
Security Description	Shares	Value
Industrials (continued)
JB Hunt Transport Services, Inc.	5,912	$451,027
John Bean Technologies Corp.	12,270	645,402
Knight Transportation, Inc.	16,545	400,885
Knoll, Inc.	19,676	375,812
Korn/Ferry International	13,612	386,853
Landstar System, Inc.	6,777	401,198
Lennox International, Inc.	3,649	471,487
Lincoln Electric Holdings, Inc.	7,965	434,650
Lockheed Martin Corp.	2,115	456,396
Lydall, Inc.(a)	16,305	472,030
ManpowerGroup, Inc.	5,207	403,230
Matson, Inc.	12,185	488,497
MYR Group, Inc.(a)	17,185	385,460
Old Dominion Freight Line, Inc.(a)	6,747	435,586
PACCAR, Inc.	7,922	407,983
Patrick Industries, Inc.(a)	10,065	444,772
Pitney Bowes, Inc.	22,135	401,086
Proto Labs, Inc.(a)	6,541	425,623
Raytheon Co.	4,257	527,229
Robert Half International, Inc.	8,832	347,893
Rockwell Automation, Inc.	4,233	440,613
Rockwell Collins, Inc.	5,328	466,573
RR Donnelley & Sons Co.	30,199	458,421
Snap-on, Inc.	2,814	407,101
Southwest Airlines Co.	11,865	497,737
Spirit AeroSystems Holdings, Inc., Class A(a)	8,987	413,402
Spirit Airlines, Inc.(a)	9,383	448,038
Standex International Corp.	6,005	422,932
Swift Transportation Co.(a)	23,037	392,550
TASER International, Inc.(a)	19,115	370,449
Team, Inc.(a)	10,862	278,393
Toro Co.	6,435	512,870
Trex Co., Inc.(a)	12,424	535,102
Trinity Industries, Inc.	17,171	271,989
TrueBlue, Inc.(a)	18,629	427,536
UniFirst Corp.	4,096	431,759
Union Pacific Corp.	5,244	413,542
United Parcel Service, Inc., Class B	4,494	433,896
United Rentals, Inc.(a)	6,611	340,929
Verisk Analytics, Inc.(a)	6,254	455,541
Virgin America, Inc.(a)	12,973	404,628
Wabash National Corp.(a)	39,043	457,974
Wabtec Corp.	4,824	340,574
WW Grainger, Inc.	1,982	429,896
Total Industrials		30,616,502

Information Technology (15.17%)
Alliance Data Systems Corp.(a)	1,700	357,221
Alphabet, Inc., Class A(a)	692	496,316
Ambarella, Inc.(a)	6,467	300,069
Amdocs, Ltd.	7,994	453,739
Amphenol Corp., Class A	8,825	468,343
Apple, Inc.	3,870	374,190
Applied Materials, Inc.	28,985	546,947
Arista Networks, Inc.(a)	7,265	497,943
Broadridge Financial Solutions, Inc.	8,729	489,959
Brocade Communications Systems, Inc.	44,585	442,729
CDW Corp.	11,102	439,417

Security Description	Shares	Value
Information Technology (continued)
Cirrus Logic, Inc.(a)	15,108	$532,255
Cisco Systems, Inc.	17,758	464,904
Cognex Corp.	12,234	452,780
Cognizant Technology Solutions Corp., Class A(a)	7,351	418,860
Cray, Inc.(a)	21,513	912,366
DST Systems, Inc.	4,182	437,354
Ellie Mae, Inc.(a)	6,182	520,092
EVERTEC, Inc.	25,063	298,250
F5 Networks, Inc.(a)	3,801	365,542
FleetCor Technologies, Inc.(a)	2,908	371,323
Global Payments, Inc.	8,064	491,501
GrubHub, Inc.(a)	16,579	390,270
II-VI, Inc.(a)	27,682	607,620
Integrated Device Technology, Inc.(a)	23,506	456,487
Intel Corp.	15,521	459,266
IPG Photonics Corp.(a)	5,570	459,302
Jack Henry & Associates, Inc.	6,630	545,251
Lam Research Corp.	6,236	457,099
Linear Technology Corp.	11,275	491,816
Manhattan Associates, Inc.(a)	7,384	408,040
Mastercard, Inc., Class A	4,909	426,690
MAXIMUS, Inc.	7,289	358,400
Mentor Graphics Corp.	18,315	349,817
Methode Electronics, Inc.	14,127	403,608
Microchip Technology, Inc.	10,482	466,344
Micron Technology, Inc.(a)	27,931	296,907
MKS Instruments, Inc.	13,346	439,083
NeuStar, Inc., Class A(a)	16,420	408,365
NIC, Inc.	25,037	440,401
OSI Systems, Inc.(a)	5,966	360,167
Paychex, Inc.	10,039	515,904
Paycom Software, Inc.(a)	11,368	362,412
Qualys, Inc.(a)	14,461	361,091
Skyworks Solutions, Inc.	5,036	334,642
SS&C Technologies Holdings, Inc.	6,551	381,858
Super Micro Computer, Inc.(a)	16,480	535,106
Synaptics, Inc.(a)	6,152	499,604
Synchronoss Technologies, Inc.(a)	11,407	319,510
Syntel, Inc.(a)	10,461	478,277
Tessera Technologies, Inc.	13,380	394,442
Texas Instruments, Inc.	9,553	506,500
Total System Services, Inc.	9,720	423,598
Ubiquiti Networks, Inc.(a)	13,053	426,442
Vantiv, Inc., Class A(a)	10,022	521,545
VASCO Data Security International, Inc.(a)	26,568	365,310
Virtusa Corp.(a)	8,741	309,431
Visa, Inc., Class A	6,542	473,575
Total Information Technology		25,566,280

Materials (3.80%)
Alcoa, Inc.	47,920	427,926
Avery Dennison Corp.	7,792	507,415
Compass Minerals International, Inc.	5,558	377,055
Dow Chemical Co.	10,581	514,342
Eagle Materials, Inc.	5,682	343,306
Eastman Chemical Co.	6,576	421,850
Security Description	Shares	Value
Materials (continued)
Innospec, Inc.	9,504	$412,474
International Paper Co.	11,227	400,804
Martin Marietta Materials, Inc.	2,536	361,684
Monsanto Co.	4,977	447,880
Neenah Paper, Inc.	8,101	490,597
Packaging Corp. of America	6,970	338,045
Sherwin-Williams Co.	1,745	472,022
U.S. Concrete, Inc.(a)	9,122	490,308
Westlake Chemical Corp.	9,136	393,944
Total Materials		6,399,652

Telecommunication Services (0.52%)
Inteliquent, Inc.	21,441	364,926
Verizon Communications, Inc.	9,955	505,017
Total Telecommunication Services		869,943

Utilities (2.09%)
AES Corp.	41,496	406,661
Calpine Corp.(a)	29,225	367,066
Edison International	7,802	531,784
PPL Corp.	15,343	536,852
Public Service Enterprise Group, Inc.	11,656	497,245
Questar Corp.	24,507	607,038
SCANA Corp.	8,851	575,492
Total Utilities		3,522,138

TOTAL COMMON STOCKS
(Cost $176,343,756)		163,233,366

LIMITED PARTNERSHIPS (2.54%)
Energy (2.15%)
Alliance Holdings GP LP	13,131	182,127
Alliance Resource Partners LP	18,705	196,402
Alon U.S.A. Partners LP	19,006	204,124
EQT Midstream Partners LP	6,382	457,143
Golar LNG Partners LP	25,078	366,139
Magellan Midstream Partners LP	7,148	483,062
Northern Tier Energy LP	18,774	427,296
Spectra Energy Partners LP	10,475	485,097
Tallgrass Energy Partners LP	10,730	375,765
Valero Energy Partners LP	9,732	453,317
Total Energy		3,630,472

Financials (0.21%)
Blackstone Group LP	13,306	345,557
Total Financials		345,557

Materials (0.18%)
CVR Partners LP	42,218	296,792
Total Materials		296,792

TOTAL LIMITED PARTNERSHIPS
(Cost $6,443,620)		4,272,821

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.52%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.392%	873,100	$873,100

TOTAL SHORT TERM INVESTMENTS
(Cost $873,100)			873,100

TOTAL INVESTMENTS (99.94%)
(Cost $183,660,476)			$168,379,287

NET OTHER ASSETS AND LIABILITIES (0.06%)			118,732

NET ASSETS (100.00%)			$168,498,019

(a)	Non-income producing security.

Common Abbreviations:
LP - Limited Partnership.
Ltd. - Limited.
REIT - Real Estate Investment Trust.

See Notes to Quarterly Schedule of Investments.

COHEN & STEERS GLOBAL REALTY MAJORS ETF	SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.82%)
Australia (7.86%)
Dexus Property Group	112,665	$605,522
Goodman Group	184,945	856,709
The GPT Group	210,759	740,112
Mirvac Group	428,864	560,166
Scentre Group, Ltd.	625,260	1,950,240
Stockland	280,334	834,368
Westfield Corp.	224,457	1,602,062
Total Australia		7,149,179

Brazil (0.20%)
BR Malls Participacoes SA	55,700	184,347

Canada (0.97%)
Boardwalk Real Estate Investment Trust	4,741	173,451
RioCan Real Estate Investment Trust	37,569	711,951
Total Canada		885,402

France (4.75%)
Gecina SA	4,202	521,111
Klepierre	22,135	924,896
Unibail-Rodamco SE	11,481	2,869,488
Total France		4,315,495

Germany (3.36%)
alstria office REIT-AG	12,446	157,328
Deutsche EuroShop AG	5,445	230,625
Deutsche Wohnen AG	39,377	1,044,135
Vonovia SE	51,987	1,624,233
Total Germany		3,056,321

Hong Kong (9.67%)
Cheung Kong Property Holdings, Ltd.	327,500	1,675,806
China Overseas Land & Investment, Ltd.	511,000	1,517,617
Hang Lung Properties, Ltd.	249,000	436,659
Hongkong Land Holdings, Ltd.	138,100	810,647
Link REIT	265,664	1,497,723
Sun Hung Kai Properties, Ltd.	187,000	2,088,049
The Wharf Holdings, Ltd.	153,700	771,657
Total Hong Kong		8,798,158

Japan (11.55%)
Japan Real Estate Investment Corp.	154	930,105
Japan Retail Fund Investment Corp.	301	686,597
Mitsubishi Estate Co., Ltd.	163,000	3,026,389
Mitsui Fudosan Co., Ltd.	117,000	2,721,751
Nippon Building Fund, Inc.	168	996,781
Nomura Real Estate Master Fund, Inc.	435	604,150
Sumitomo Realty & Development Co., Ltd.	56,000	1,541,608
Total Japan		10,507,381

Netherlands (0.26%)
Wereldhave N.V.	4,667	237,248

Singapore (2.50%)
Ascendas Real Estate Investment Trust	249,505	429,447

Security Description	Shares	Value
Singapore (2.50%) (continued)
CapitaLand Mall Trust	312,047	$486,048
CapitaLand, Ltd.	294,300	623,765
City Developments, Ltd.	57,400	290,266
Global Logistic Properties, Ltd.	356,100	445,758
Total Singapore		2,275,284

Sweden (0.35%)
Castellum AB	20,720	313,879

Switzerland (0.45%)
PSP Swiss Property AG	4,793	409,217

United Kingdom (5.46%)
The British Land Co. PLC	120,127	1,101,840
Derwent London PLC	12,983	548,075
Great Portland Estates PLC	40,329	391,801
Hammerson PLC	92,005	703,675
Intu Properties PLC	95,860	400,535
Land Securities Group PLC	94,000	1,320,115
Segro PLC	87,096	503,688
Total United Kingdom		4,969,729

United States (52.44%)
Alexandria Real Estate Equities, Inc.	8,569	678,322
American Campus Communities, Inc.	14,953	654,493
AvalonBay Communities, Inc.	16,123	2,767,352
Boston Properties, Inc.	18,098	2,065,706
Digital Realty Trust, Inc.	17,247	1,363,720
Douglas Emmett, Inc.	16,666	447,315
Equinix, Inc.	8,077	2,452,904
Equity Residential	42,911	3,196,440
Essex Property Trust, Inc.	7,788	1,629,873
Extra Space Storage, Inc.	14,591	1,198,651
Federal Realty Investment Trust	8,144	1,205,801
General Growth Properties, Inc.	68,311	1,879,919
HCP, Inc.	54,527	1,612,909
Highwoods Properties, Inc.	11,179	486,845
Host Hotels & Resorts, Inc.	88,217	1,350,602
Kilroy Realty Corp.	10,727	582,154
Kimco Realty Corp.	48,519	1,297,883
The Macerich Co.	15,858	1,254,051
ProLogis, Inc.	61,763	2,375,405
Public Storage	15,220	3,797,238
Realty Income Corp.	29,265	1,713,173
Regency Centers Corp.	10,986	775,392
Simon Property Group, Inc.	19,614	3,721,364
SL Green Realty Corp.	11,759	1,036,908
UDR, Inc.	30,767	1,056,231
Ventas, Inc.	39,070	2,175,027
Vornado Realty Trust	20,802	1,796,461
Weingarten Realty Investors	13,542	477,085

Security Description	Shares	Value
United States (52.44%) (continued)
Welltower, Inc.	41,693	$2,659,179
Total United States		47,708,403

TOTAL COMMON STOCKS
(Cost $83,883,819)		90,810,043

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.15%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.392%	135,540	135,540

TOTAL SHORT TERM INVESTMENTS
(Cost $135,540)			135,540

TOTAL INVESTMENTS (99.97%)
(Cost $84,019,359)			$90,945,583

NET OTHER ASSETS AND LIABILITIES (0.03%)			28,538

NET ASSETS (100.00%)			$90,974,121

Common Abbreviations:
AB -	Aktiebolag is the Swedish equivalent of the term corporation.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC -	Public Limited Co.
REIT -	Real Estate Investment Trust.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.
SE -	SE Regulation is a European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

See Notes to Quarterly Schedule of Investments.

GLOBAL COMMODITY EQUITY ETF		SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.88%)
Australia (3.24%)
BHP Billiton PLC	17,735	$179,703
Evolution Mining, Ltd.	15,097	18,857
Fortescue Metals Group, Ltd.	10,901	15,872
GrainCorp, Ltd., Class A	4,443	24,894
Incitec Pivot, Ltd.	45,691	94,901
Newcrest Mining, Ltd.*	11,724	146,440
Woodside Petroleum, Ltd.	2,395	43,334
Total Australia		524,001

Brazil (0.80%)
Petroleo Brasileiro SA, Sponsored ADR*	12,589	45,320
Vale SA, Sponsored ADR	28,472	83,708
Total Brazil		129,028

Canada (13.35%)
Agnico-Eagle Mines, Ltd.	3,391	119,324
Agrium, Inc.	3,802	327,399
Alamos Gold, Inc., Class A	4,443	20,360
B2Gold Corp.*	14,350	16,015
Barrick Gold Corp.	17,796	247,276
Cameco Corp.	3,424	41,452
Canadian Natural Resources, Ltd.	3,699	77,315
Detour Gold Corp.*	2,606	41,045
Eldorado Gold Corp.	10,925	32,702
Enbridge, Inc.	3,011	106,349
EnCana Corp.	2,944	12,729
First Quantum Minerals, Ltd.	5,716	20,828
Goldcorp, Inc.	12,721	182,776
IAMGOLD Corp.*	6,840	16,582
Kinross Gold Corp.*	17,510	51,249
New Gold, Inc.*	7,566	25,612
Pan American Silver Corp.	2,581	24,780
Potash Corp. of Saskatchewan, Inc.	22,784	386,132
Silver Wheaton Corp.	6,270	98,893
Suncor Energy, Inc.	4,886	119,460
Teck Resources, Ltd., Class B	4,149	24,011
TransCanada Corp.	2,493	91,484
Turquoise Hill Resources, Ltd.*	14,037	31,020
Yamana Gold, Inc.	14,444	40,887
Total Canada		2,155,680

Chile (0.37%)
Antofagasta PLC	3,002	20,641
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	2,229	39,431
Total Chile		60,072

China (1.53%)
China BlueChemical, Ltd., Class H	52,000	11,499
China Modern Dairy Holdings, Ltd.	50,288	9,892
Security Description	Shares	Value
China (continued)
China Petroleum & Chemical Corp., Class H	82,137	$45,725
China Shenhua Energy Co., Ltd., Class H	11,216	15,747
CNOOC, Ltd.	53,987	55,250
Fosun International, Ltd.	21,000	26,999
Jiangxi Copper Co., Ltd., Class H	9,000	9,384
PetroChina Co., Ltd., Class H	72,119	46,268
Zijin Mining Group Co., Ltd., Class H	89,000	26,661
Total China		247,425

France (2.16%)
TOTAL SA	7,744	348,556
Total France		348,556

Germany (1.07%)
K+S AG	5,197	109,538
ThyssenKrupp AG	3,771	64,057
Total Germany		173,595

Hong Kong (0.09%)
China Agri-Industries Holdings, Ltd.*	53,000	14,650
Total Hong Kong		14,650

Israel (0.42%)
Israel Chemicals, Ltd.	13,894	53,763
The Israel Corp., Ltd.	99	14,111
Total Israel		67,874

Italy (0.72%)
Eni SpA	8,200	115,519
Total Italy		115,519

Japan (1.59%)
Hitachi Metals, Ltd.	1,500	15,990
JFE Holdings, Inc.	4,300	51,560
Kobe Steel, Ltd.	26,000	20,061
Nippon Steel & Sumitomo Metal Corp.	7,200	124,518
Sumitomo Metal Mining Co., Ltd.	4,200	45,164
Total Japan		257,293

Jersey (0.79%)
Randgold Resources, Ltd.	1,414	127,630
Total Jersey		127,630

Luxembourg (0.20%)
ArcelorMittal	8,318	32,349
Total Luxembourg		32,349

Malaysia (0.80%)
IOI Corp. BHD	52,375	58,540
Kuala Lumpur Kepong BHD	6,331	35,833
PPB Group BHD	9,353	35,588
Total Malaysia		129,961

Security Description	Shares	Value
Mexico (1.37%)
Gruma SAB de CV, Class B	7,508	$120,120
Grupo Mexico SAB de CV, Series B	37,255	78,373
Industrias Penoles SAB de CV	1,899	22,258
Total Mexico		220,751

Netherlands (2.90%)
Royal Dutch Shell PLC, Class A, (EUR denominated)	15,539	357,437
Royal Dutch Shell PLC, Class A, (GBP denominated)	4,837	110,916
Total Netherlands		468,353

Norway (1.29%)
Norsk Hydro ASA	10,071	40,122
Yara International ASA	4,323	168,201
Total Norway		208,323

Peru (0.22%)
Companhia de Minas Buenaventura SA, ADR*	3,113	16,250
Southern Copper Corp.	839	20,085
Total Peru		36,335

Poland (0.11%)
KGHM Polska Miedz SA	1,020	17,348
Total Poland		17,348

Russia (3.57%)
Gazprom PAO, Sponsored ADR	40,045	147,506
LUKOIL OAO PJSC, Sponsored ADR	2,879	102,204
MMC Norilsk Nickel PJSC, ADR	13,709	165,879
Phosagro OAO, GDR(a)	10,554	134,564
Polymetal International PLC	1,483	13,375
Severstal PAO, GDR(a)	1,599	13,088
Total Russia		576,616

Singapore (1.10%)
Golden Agri-Resources, Ltd.	166,818	43,900
Olam International, Ltd.	13,400	15,201
Wilmar International, Ltd.	53,400	118,118
Total Singapore		177,219

South Africa (1.45%)
Anglo American Platinum, Ltd.*	671	13,844
AngloGold Ashanti, Ltd., Sponsored ADR*	5,163	67,222
Gold Fields, Ltd.	10,145	41,909
Impala Platinum Holdings, Ltd.*	8,665	18,272
Sasol, Ltd.	1,813	48,803
Sibayne Gold, Ltd.	12,093	43,447
Total South Africa		233,497

South Korea (0.72%)
Hyundai Steel Co.	544	24,457
POSCO	576	92,453
Total South Korea		116,910
Security Description	Shares	Value
Spain (0.26%)
Repsol YPF SA	4,024	$41,691
Total Spain		41,691

Sweden (0.20%)
Boliden AB	2,119	32,026
Total Sweden		32,026

Switzerland (6.83%)
Glencore International PLC	34,138	63,314
Syngenta AG	2,560	1,029,897
Transocean, Ltd.	1,211	10,475
Total Switzerland		1,103,686

Taiwan (0.51%)
China Steel Corp.	97,790	60,618
Taiwan Fertilizer Co., Ltd.	16,400	22,109
Total Taiwan		82,727

United Kingdom (4.94%)
Anglo American PLC	8,895	59,457
BP PLC	62,875	307,563
CNH Industrial NV	26,082	172,924
Ensco PLC, Class A	740	6,416
Rio Tinto PLC	9,498	251,705
Total United Kingdom		798,065

United States (46.28%)
AGCO Corp.	2,008	99,376
Alcoa, Inc.	11,552	103,159
Allegheny Technologies, Inc.	973	13,048
Anadarko Petroleum Corp.	1,763	66,906
The Andersons, Inc.	689	18,500
Apache Corp.	1,274	48,769
Archer-Daniels-Midland Co.	15,995	559,185
Baker Hughes, Inc.	1,470	63,019
Bunge, Ltd.	3,870	192,416
Cabot Oil & Gas Corp.	1,406	28,303
Cameron International Corp.*	663	43,466
CF Industries Holdings, Inc.	6,376	232,469
Cheniere Energy, Inc.*	684	24,453
Chevron Corp.	6,440	537,354
Concho Resources, Inc.*	431	38,893
ConocoPhillips	4,227	142,999
Continental Resources, Inc.*	321	7,441
Deere & Co.	8,525	683,535
Devon Energy Corp.	1,367	26,903
EOG Resources, Inc.	1,893	122,553
EQT Corp.	530	29,542
Exxon Mobil Corp.	14,246	1,141,817
Freeport-McMoRan, Inc.	9,830	75,003
Green Plains, Inc.	960	13,056
Halliburton Co.	2,825	91,191
Hecla Mining Co.	5,958	15,431
Hess Corp.	874	38,106

Security Description	Shares	Value
United States (continued)
Ingredion, Inc.	1,970	$199,403
Kinder Morgan, Inc.	6,358	115,016
Marathon Oil Corp.	2,387	19,597
Monsanto Co.	12,053	1,084,650
The Mosaic Co.	8,713	232,201
National Oilwell Varco, Inc.	1,268	37,114
Newmont Mining Corp.	8,186	211,444
Noble Energy, Inc.	1,423	41,979
Nucor Corp.	2,803	110,270
Occidental Petroleum Corp.	2,624	180,584
Pioneer Natural Resources Co.	498	60,024
Reliance Steel & Aluminum Co.	646	39,335
Royal Gold, Inc.	1,041	48,271
Schlumberger, Ltd.	4,337	311,050
Seaboard Corp.*	9	26,325
Spectra Energy Corp.	2,265	66,138
Steel Dynamics, Inc.	2,055	37,380
Stillwater Mining Co.*	1,925	16,151
Tesoro Corp.	402	32,433
United States Steel Corp.	1,345	12,266
Valero Energy Corp.	1,671	100,394
The Williams Co., Inc.	2,320	37,097
Total United States		7,476,015

TOTAL COMMON STOCKS
(Cost $27,136,109)		15,973,195

TOTAL INVESTMENTS (98.88%)
(Cost $27,136,109)		$15,973,195

NET OTHER ASSETS AND LIABILITIES (1.12%)		180,257

NET ASSETS (100.00%)		$16,153,452

*	Non-income producing security.
(a)	These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. As of February 29, 2016, the aggregate market values of these securities were $147,652, representing 0.91% of the Fund's net assets.

Common Abbreviations:
AB	-	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	-	American Depositary Receipt.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
BHD	-	Berhad (equivalent to Public Limited Company in Malaysia).
GDR	-	Global Depositary Receipt.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkytoe Aktsionernoe Obshchestvo (open Joint Stock Corporation) is a Russian term for a stock-based corporation.
PAO	-	Publichnoye Aktsionernoe Obshchestvo (public Stock Corporation) is a Russian term for a public stock company.
PJSC	-	Public Joint Stock Company.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing the civil law.
SAB de CV - A variable capital company.
SpA	-	Societa Per Azioni is an Italian shared company.

Currency Abbreviations:
EUR	-	Euro
GBP	-	Great British Pound

See Notes to Quarterly Schedule of Investments.

JANUS VELOCITY VOLATILITY HEDGED LARGE CAP ETF	SCHEDULE OF INVESTMENTS
	February 29, 2016 (Unaudited)
Security Description	Shares	Value
EXCHANGE TRADED FUNDS (85.19%)
Equity Funds (85.19%)
iShares® Core S&P 500® ETF	55,939	$10,880,695
SPDR® S&P 500® ETF Trust	56,214	10,880,782
Vanguard® S&P 500® ETF	61,341	10,880,666
		32,642,143

TOTAL EXCHANGE TRADED FUNDS
(Cost $33,822,653)		32,642,143

TOTAL INVESTMENTS (85.19%)
(Cost $33,822,653)		$32,642,143

NET OTHER ASSETS AND LIABILITIES (14.81%)(a)		5,674,628

NET ASSETS (100.00%)		$38,316,771

(a)	Includes cash, in the amount of $4,620,000, which is being held as collateral for total return swap contracts.

Common Abbreviations:

ETF	-	Exchange Traded Fund.
S&P	-	Standard and Poor's.
SPDR	-	Standard and Poor's Depositary Receipt.

TOTAL RETURN SWAP CONTRACTS*

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Date	Notional Amount	Unrealized Depreciation
S&P 500® VIX® Futures Variable Long/Short Index - Short Term:	BNP Paribas	1.970%	08/01/2016	$1,974,405	$(645,922)
	BNP Paribas	1.970%	11/01/2016	807,000	(189,582)
	BNP Paribas	1.970%	05/01/2017	1,196,697	(298,385)
	BNP Paribas	1.970%	05/03/2017	206,368	(55,116)
	BNP Paribas	1.970%	06/01/2017	1,208,900	(227,081)
	BNP Paribas	1.970%	07/03/2017	1,673,000	(212,860)
	BNP Paribas	1.970%	08/01/2017	320,000	(4,327)
	BNP Paribas	1.970%	10/02/2017	1,100	-
				$7,387,470	$(1,633,273)

*	The Fund receives payments based on any positive return of the Reference Obligation net of the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation in addition to the rate paid by the Fund.

See Notes to Quarterly Schedule of Investments.

JANUS VELOCITY TAIL RISK HEDGED LARGE CAP ETF	SCHEDULE OF INVESTMENTS
	February 29, 2016 (Unaudited)
Security Description	Shares	Value
EXCHANGE TRADED FUNDS (84.98%)
Equity Funds (84.98%)
iShares® Core S&P 500® ETF	22,868	$4,448,054
SPDR® S&P 500® ETF Trust	22,980	4,448,009
Vanguard® S&P 500® ETF	25,076	4,447,981
		13,344,044

TOTAL EXCHANGE TRADED FUNDS
(Cost $13,435,995)		13,344,044

TOTAL INVESTMENTS (84.98%)
(Cost $13,435,995)		$13,344,044

NET OTHER ASSETS AND LIABILITIES (15.02%)(a)		2,358,085

NET ASSETS (100.00%)		$15,702,129

(a)	Includes cash, in the amount of $2,390,000, which is being held as collateral for total return swap contracts.

Common Abbreviations:

ETF	-	Exchange Traded Fund.
S&P	-	Standard and Poor's.
SPDR	-	Standard and Poor's Depositary Receipt.

TOTAL RETURN SWAP CONTRACTS*

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Date	Notional Amount	Unrealized Depreciation
S&P 500® VIX® Futures Tail Risk Index - Short Term:	BNP Paribas	1.970%	06/01/2017	$224,015	$853
	BNP Paribas	1.970%	08/01/2017	747,354	52,148
				$971,369	$53,001

Reference Obligation	Swap Counterparty	Rate Paid by the Fund	Termination Date	Notional Amount	Unrealized Depreciation
S&P 500® VIX® Futures Tail Risk Index - Short Term:	BNP Paribas	1.970%	07/03/2017	$1,172,644	$(42,225)
	BNP Paribas	1.970%	09/01/2017	213,240	(15,172)
				$1,385,884	(57,397)

*	The Fund receives payments based on any positive return of the Reference Obligation net of the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation in addition to the rate paid by the Fund.

See Notes to Quarterly Schedule of Investments.

RIVERFRONT STRATEGIC INCOME FUND	SCHEDULE OF INVESTMENTS
	February 29, 2016 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (92.08%)
Communications (3.87%)
CCO Holdings LLC / CCO Holdings Capital Corp., Sr. Unsec.
6.50%, 04/30/2021	$6,000,000	$6,247,500
Sprint Communications, Inc., Sr. Unsec.
6.00%, 12/01/2016	6,290,000	6,274,275
T-Mobile USA, Inc., Sr. Unsec.
6.13%, 01/15/2022	3,975,000	4,104,188
6.73%, 04/28/2022	4,000,000	4,204,400
Total Communications		20,830,363

Consumer Discretionary (22.84%)
Autonation, Inc., Sr. Unsec.
6.75%, 04/15/2018	2,650,000	2,832,983
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Sr. Unsec.
4.88%, 11/15/2017	8,785,000	8,916,775
Cablevision Systems Corp., Sr. Unsec.
8.63%, 09/15/2017	6,836,000	7,283,758
CSC Holdings LLC, Sr. Unsec.
7.88%, 02/15/2018	4,000,000	4,270,000
DISH DBS Corp., Sr. Unsec.
4.25%, 04/01/2018	9,558,000	9,653,579
7.88%, 09/01/2019	2,000,000	2,173,980
Dollar Tree, Inc., Sr. Unsec.
5.25%, 03/01/2020(a)	3,950,000	4,167,250
5.75%, 03/01/2023(a)	6,950,000	7,427,813
DR Horton, Inc., Sr. Unsec.
4.38%, 09/15/2022	6,000,000	6,015,000
Goodyear Tire & Rubber Co., Sr. Unsec.
8.75%, 08/15/2020	100,000	116,000
5.13%, 11/15/2023	10,987,000	11,344,078
L Brands, Inc., Sr. Unsec.
8.50%, 06/15/2019	6,613,000	7,778,541
6.63%, 04/01/2021	5,275,000	5,927,781
Lamar Media Corp., Sr. Sub.
5.88%, 02/01/2022	11,248,000	11,782,279
Lear Corp., Sr. Unsec.
4.75%, 01/15/2023	10,890,000	11,053,350
MGM Resorts International, Sr. Unsec.
7.63%, 01/15/2017	10,228,000	10,675,475
Service Corp. International, Sr. Unsec.
5.38%, 01/15/2022	10,805,000	11,345,250
Total Consumer Discretionary		122,763,892

Security Description	Principal Amount	Value
Consumer Staples (6.97%)
Constellation Brands, Inc., Sr. Unsec.
7.25%, 05/15/2017	$5,150,000	$5,459,000
3.88%, 11/15/2019	3,750,000	3,893,250
6.00%, 05/01/2022	4,000,000	4,520,000
Pinnacle Foods Finance LLC, Sr. Unsec.
4.88%, 05/01/2021	2,425,000	2,467,438
5.88%, 01/15/2024(a)	5,085,000	5,377,387
Smithfield Foods, Inc., Sr. Unsec.
7.75%, 07/01/2017	5,850,000	6,244,875
TreeHouse Foods, Inc., Sr. Unsec.
4.88%, 03/15/2022	5,100,000	5,302,980
6.00%, 02/15/2024(a)	4,000,000	4,220,000
Total Consumer Staples		37,484,930

Energy (5.42%)
Access Midstream Partners LP/ACMP Finance Corp., Sr. Unsec.
6.13%, 07/15/2022	5,393,000	4,753,574
Concho Resources, Inc., Sr. Unsec.
6.50%, 01/15/2022	5,434,000	5,243,810
5.50%, 04/01/2023	5,000,000	4,675,000
Kinder Morgan Energy Partners LP, Sr. Unsec.
5.00%, 10/01/2021	2,500,000	2,334,033
Tesoro Corp., Sr. Unsec.
5.38%, 10/01/2022	11,300,000	10,579,624
Tesoro Logistics LP / Tesoro Logistics Finance Corp., Sr. Unsec.
5.88%, 10/01/2020	1,635,000	1,545,075
Total Energy		29,131,116

Financials (6.09%)
Ally Financial, Inc., Sr. Unsec.
5.50%, 02/15/2017	6,755,000	6,898,543
4.75%, 09/10/2018	2,450,000	2,502,063
CIT Group, Inc., Sr. Unsec.
5.00%, 05/15/2017	150,000	153,938
4.25%, 08/15/2017	12,975,000	13,260,450
Corrections Corp., Sr. Unsec.
4.13%, 04/01/2020	9,802,000	9,924,525
Total Financials		32,739,519

Health Care (13.36%)
CHS/Community Health Systems, Inc., First Lien
5.13%, 08/15/2018	9,065,000	9,144,319
DaVita HealthCare Partners, Inc., Sr. Unsec.
5.75%, 08/15/2022	12,700,000	13,414,375
Fresenius Medical Care US Finance II, Inc., Sr. Unsec.
5.63%, 07/31/2019(a)	11,685,000	12,736,650
HCA, Inc., First Lien
6.50%, 02/15/2020	12,953,000	14,380,420

Security Description	Principal Amount	Value
Health Care (continued)
Hologic, Inc., Sr. Unsec.
5.25%, 07/15/2022(a)	$9,905,000	$10,411,641
Tenet Healthcare Corp., First Lien
6.25%, 11/01/2018	8,467,000	8,953,853
4.01%, 06/15/2020(a)(b)	2,765,000	2,737,350
Total Health Care		71,778,608

Industrials (13.03%)
ADT Corp., Sr. Unsec.
2.25%, 07/15/2017	2,050,000	2,065,375
4.13%, 04/15/2019	500,000	528,750
Aircastle, Ltd., Sr. Unsec.
6.75%, 04/15/2017	10,387,000	10,828,448
Case New Holland Industrial, Inc., Sr. Unsec.
7.88%, 12/01/2017	9,705,000	10,389,203
Owens-Brockway Glass Container, Inc., Sr. Unsec.
5.00%, 01/15/2022(a)	6,000,000	5,962,500
Silgan Holdings, Inc., Sr. Unsec.
5.00%, 04/01/2020	8,750,000	8,925,000
Spectrum Brands, Inc., Sr. Unsec.
6.38%, 11/15/2020	4,900,000	5,187,875
6.63%, 11/15/2022	5,092,000	5,505,725
United Rentals North America, Inc., Sr. Unsec.
7.38%, 05/15/2020	11,800,000	12,389,999
WESCO Distribution, Inc., Sr. Unsec.
5.38%, 12/15/2021	8,750,000	8,290,625
Total Industrials		70,073,500

Information Technology (3.47%)
Flextronics International, Ltd., Sr. Unsec.
4.63%, 02/15/2020	12,821,000	13,157,551
SS&C Technologies Holdings, Inc., Sr. Unsec.
5.88%, 07/15/2023(a)	5,200,000	5,512,000
Total Information Technology		18,669,551

Materials (6.99%)
Ball Corp., Sr. Unsec.
5.00%, 03/15/2022	11,141,000	11,656,271
Celanese US Holdings LLC, Sr. Unsec.
5.88%, 06/15/2021	8,220,000	8,754,300
Graphic Packaging International, Inc., Sr. Unsec.
4.75%, 04/15/2021	5,671,000	5,777,331
4.88%, 11/15/2022	4,615,000	4,672,688
Huntsman Intl LLC, Sr. Unsec.
4.88%, 11/15/2020	7,088,000	6,715,880
Total Materials		37,576,470

Security Description	Principal Amount	Value
Telecommunication Services (5.66%)
CenturyLink, Inc., Sr. Unsec., Series V
5.63%, 04/01/2020	$9,500,000	$9,654,375
Frontier Communications Corp., Sr. Unsec.
8.25%, 04/15/2017	11,225,000	11,856,406
Windstream Corp., Sr. Unsec.
7.88%, 11/01/2017	8,484,000	8,929,410
Total Telecommunication Services		30,440,191

Utilities (4.38%)
AES Corp., Sr. Unsec.
8.00%, 06/01/2020	11,535,000	12,717,338
NRG Energy, Inc., Sr. Unsec.
7.63%, 01/15/2018	10,412,000	10,841,495
Total Utilities		23,558,833

TOTAL CORPORATE BONDS
(Cost $496,917,307)		495,046,973

Security Description	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.17%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.392%	33,157,483	33,157,483

TOTAL SHORT TERM INVESTMENTS
(Cost $33,157,483)			33,157,483

TOTAL INVESTMENTS (98.25%)
(Cost $530,074,790)			$528,204,456

NET OTHER ASSETS AND LIABILITIES (1.75%)			9,431,860

NET ASSETS (100.00%)			$537,636,316

(a)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $58,552,591, representing 10.89% of net assets.

(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at February 29, 2016.

Common Abbreviations:
LLC - Limited Liability Company.
LP - Limited Partnership.
Ltd. - Limited.
Sr. - Senior.
Sub. - Subordinated.
Unsec. - Unsecured.

See Notes to Quarterly Schedule of Investments.

SPROTT GOLD MINERS ETF	SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.91%)
Gold Mining (94.54%)
Agnico Eagle Mines Ltd.	586,212	$20,634,663
AngloGold Ashanti Ltd., Sponsored ADR(a)	394,503	5,136,429
B2Gold Corp.(a)	3,021,702	3,384,306
Barrick Gold Corp.	523,041	7,265,040
Eldorado Gold Corp.	1,727,399	5,182,197
Franco-Nevada Corp.	386,728	23,045,122
Gold Fields Ltd., Sponsored ADR	853,142	3,642,916
Goldcorp, Inc.	1,381,490	19,782,937
Harmony Gold Mining Co. Ltd., Sponsored ADR(a)	1,142,931	3,725,955
IAMGOLD Corp.(a)	1,188,053	2,875,088
Kinross Gold Corp.(a)	1,263,104	3,713,526
New Gold, Inc.(a)	1,212,869	4,111,626
Newmont Mining Corp.	246,780	6,374,327
NOVAGOLD RESOURCES, Inc.(a)	536,133	2,659,220
Pretium Resources, Inc.(a)	447,340	2,084,604
Randgold Resources Ltd., ADR	71,805	6,552,206
Royal Gold, Inc.	140,419	6,511,229
Seabridge Gold, Inc.(a)	277,036	2,551,502
Sibanye Gold Ltd., Sponsored ADR	279,057	4,010,049
Yamana Gold, Inc.	2,169,955	6,162,672
Total Gold Mining		139,405,614

Silver Mining (5.37%)
Coeur Mining, Inc.(a)	293,018	1,131,049
First Majestic Silver Corp.(a)	309,531	1,436,224
Fortuna Silver Mines, Inc.(a)	390,687	1,347,870
Silver Standard Resources, Inc.(a)	229,623	1,331,813
Silver Wheaton Corp.	169,772	2,670,514
Total Silver Mining		7,917,470

TOTAL COMMON STOCKS
(Cost $148,571,539)		147,323,084

TOTAL INVESTMENTS (99.91%)
(Cost $148,571,539)		$147,323,084

NET OTHER ASSETS AND LIABILITIES (0.09%)		134,684

NET ASSETS (100.00%)		$147,457,768

(a)	Non-income producing security.

Common Abbreviations:
ADR -	American Depositary Receipt.
Ltd. -	Limited.

See Notes to Quarterly Schedule of Investments.

SPROTT JUNIOR GOLD MINERS ETF	SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.92%)
Gold Mining (82.22%)
Alacer Gold Corp.(a)	247,189	$495,109
Alamos Gold, Inc., Class A	228,040	1,042,143
Asanko Gold, Inc.(a)	88,205	180,582
B2Gold Corp.(a)	1,004,864	1,121,467
Centerra Gold, Inc.	308,342	1,695,539
China Gold International Resources Corp., Ltd.(a)	527,104	880,455
Cia de Minas Buenaventura SAA, ADR(a)	115,142	601,041
Detour Gold Corp.(a)	207,560	3,269,108
Gold Fields Ltd., Sponsored ADR	333,871	1,425,629
Guyana Goldfields, Inc.(a)	70,907	227,972
IAMGOLD Corp.(a)	173,834	420,678
Kirkland Lake Gold, Inc.(a)	108,332	654,156
Klondex Mines Ltd.(a)	126,466	337,430
Lake Shore Gold Corp.(a)	395,234	531,653
New Gold, Inc.(a)	437,820	1,484,210
NOVAGOLD RESOURCES, Inc.(a)	140,537	697,064
OceanaGold Corp.	773,108	2,137,046
Osisko Gold Royalties Ltd.	101,006	1,042,907
Premier Gold Mines Ltd.(a)	76,091	181,089
Pretium Resources, Inc.(a)	62,933	293,268
Primero Mining Corp.(a)	144,394	235,362
Sandstorm Gold Ltd.(a)	114,431	339,860
Seabridge Gold, Inc.(a)	23,100	212,751
SEMAFO, Inc.(a)	346,135	1,227,973
Sibanye Gold Ltd., Sponsored ADR	298,944	4,295,825
Torex Gold Resources, Inc.(a)	336,489	447,657
Yamana Gold, Inc.	805,956	2,288,915
Total Gold Mining		27,766,889

Precious Metals & Minerals (6.27%)
Tahoe Resources, Inc.	228,907	2,116,501
Total Precious Metals & Minerals		2,116,501

Silver Mining (11.43%)
Coeur Mining, Inc.(a)	58,441	225,582
First Majestic Silver Corp.(a)	129,356	600,212
Fortuna Silver Mines, Inc.(a)	109,644	378,272
Hecla Mining Co.	312,904	810,421
MAG Silver Corp.(a)	29,001	206,415
Pan American Silver Corp.	129,734	1,244,149
Silver Standard Resources, Inc.(a)	67,963	394,186
Total Silver Mining		3,859,237

TOTAL COMMON STOCKS
(Cost $25,878,176)		33,742,627
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.04%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.392%	12,158	$12,158

TOTAL SHORT TERM INVESTMENTS
(Cost $12,158)			12,158

TOTAL INVESTMENTS (99.96%)
(Cost $25,890,334)			$33,754,785

NET OTHER ASSETS AND LIABILITIES (0.04%)			15,354

NET ASSETS (100.00%)			$33,770,139

(a)	Non-income producing security.

Common Abbreviations:
ADR -	American Depositary Receipt.
Ltd. -	Limited.
SAA -	Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.

See Notes to Quarterly Schedule of Investments.

U.S. EQUITY HIGH VOLATILITY PUT WRITE INDEX FUND	SCHEDULE OF INVESTMENTS
	February 29, 2016 (Unaudited)

Security Description	Principal Amount	Value
GOVERNMENT BOND (11.09%)
U.S. Treasury Note
0.375%, 03/15/2016	$5,000,000	$5,000,270

TOTAL GOVERNMENT BOND
(Cost $5,000,571)		5,000,270

SHORT TERM INVESTMENTS (90.78%)
U.S. Treasury Bill Discount Notes
0.210%, 03/17/2016(a)(b)	19,940,000	19,938,105
0.194%, 04/07/2016(a)(b)	14,200,000	14,196,507
0.300%, 05/26/2016(b)	6,800,000	6,794,846

TOTAL SHORT TERM INVESTMENTS
(Cost $40,930,571)		40,929,458

TOTAL INVESTMENTS (101.87%)
(Cost $45,931,142)		$45,929,728

NET LIABILITIES LESS OTHER ASSETS (-1.87%)		(844,769)

NET ASSETS (100.00%)		$45,084,959

(a)	All or a portion of this security is being held as collateral for written options.
(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value
WRITTEN PUT OPTIONS
Albemarle Corp.	04/15/2016	$45.00	(248)	$(6,200)
Anadarko Petroleum Corp.	04/15/2016	32.50	(344)	(48,160)
Antero Resources Corp.	04/15/2016	20.00	(559)	(57,298)
Baker Hughes, Inc.	04/15/2016	37.00	(302)	(66,440)
Best Buy Co., Inc	04/15/2016	26.00	(430)	(6,450)
BioMarin Pharmaceutical, Inc.	04/15/2016	70.00	(159)	(34,185)
Cabot Oil & Gas Corp.	04/15/2016	17.50	(639)	(39,938)
CF Industries Holdings, Inc.	04/15/2016	30.00	(373)	(19,582)
Cheniere Energy, Inc.	04/15/2016	27.50	(407)	(21,571)
Continental Resource	04/15/2016	16.00	(699)	(38,445)
Devon Energy Corp.	04/15/2016	17.50	(639)	(75,721)
E*Trade Financial Co.	04/15/2016	19.00	(589)	(16,197)
FMC Corp.	04/15/2016	30.00	(373)	(12,122)
Hilton Worldwide Holdings, Inc.	04/15/2016	17.00	(658)	(11,515)
Incyte Corp.	04/15/2016	65.00	(172)	(45,580)
JetBlue Airways Corp.	04/15/2016	19.00	(589)	(17,670)
Lincoln National Corp.	04/15/2016	30.00	(373)	(14,174)
Mallinckrodt PLC	04/15/2016	55.00	(203)	(34,003)
Mead Johnson Nutrition Co.	04/15/2016	60.00	(186)	(6,882)
Medivation, Inc.	04/15/2016	28.00	(399)	(21,945)
Monster Beverage Corp.	04/15/2016	110.00	(101)	(15,655)
Mylan NV	04/15/2016	40.00	(279)	(21,902)

	Expiration Date	Exercise Price	Contracts	Value
Netflix, Inc.	04/15/2016	$80.00	(139)	$(39,476)
Newmont Mining Corp.	04/15/2016	21.00	(533)	(17,589)
Nordstrom, Inc.	04/15/2016	42.65	(262)	(7,860)
Norwegian Cruise Line Holdings Ltd.	04/15/2016	35.00	(319)	(15,153)
NVIDIA Corp.	04/15/2016	27.00	(414)	(11,799)
Palo Alto Networks, Inc.	04/15/2016	110.00	(101)	(7,323)
Qorvo, Inc.	04/15/2016	35.00	(319)	(19,140)
Salesforce.com, Inc.	04/15/2016	55.00	(203)	(8,120)
SanDisk Corp.	04/15/2016	57.50	(194)	(16,490)
Southern Copper Corp.	04/15/2016	21.00	(533)	(26,650)
Tesla Motors, Inc.	04/15/2016	150.00	(74)	(23,680)
The Mosaic Co.	04/15/2016	21.00	(533)	(16,256)
Vertex Pharmaceuticals, Inc.	04/15/2016	75.00	(149)	(39,858)
Western Digital Corp.	04/15/2016	40.00	(279)	(53,149)
WestRock Co.	04/15/2016	30.00	(373)	(27,975)
Workday, Inc.	04/15/2016	50.00	(223)	(32,335)
Wynn Resorts Ltd.	04/15/2016	67.50	(165)	(20,295)
Zayo Group Holdings, Inc.	04/15/2016	20.00	(559)	(13,975)
TOTAL WRITTEN PUT OPTIONS				$(1,028,758)
(Premiums received $1,341,942)

See Notes to Quarterly Schedule of Investments.

WORKPLACE EQUALITY PORTFOLIO	SCHEDULE OF INVESTMENTS
	February 29, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.73%)
Consumer Discretionary (24.15%)
Abercrombie & Fitch Co., Class A	1,509	$43,836
American Eagle Outfitters, Inc.	2,526	38,547
Aramark	1,199	37,673
Barnes & Noble Education, Inc.(a)	3,841	41,022
Barnes & Noble, Inc.	4,376	42,447
Best Buy Co., Inc.	1,290	41,783
Caesars Entertainment Corp.(a)	4,909	44,377
CBS Corp., Class B	840	40,639
Choice Hotels International, Inc.	761	39,443
Coach, Inc.	1,208	47,040
Comcast Corp., Class A	679	39,199
Darden Restaurants, Inc.	614	39,222
Ford Motor Co.	2,867	35,866
GameStop Corp., Class A	1,320	40,682
Gap, Inc.	1,546	42,747
General Motors Co.	1,112	32,737
Groupon, Inc.(a)	12,118	57,924
Hilton Worldwide Holdings, Inc.	1,790	37,196
The Home Depot, Inc.	294	36,491
Hyatt Hotels Corp., Class A(a)	801	36,966
InterContinental Hotels Group PLC, Sponsored ADR	997	37,677
Interpublic Group of Cos., Inc.	1,680	35,935
L Brands, Inc.	400	33,916
Macy's, Inc.	1,097	47,401
Marriott International, Inc., Class A	592	40,345
Mattel, Inc.	1,456	47,349
McDonald's Corp.	330	38,673
MGM Resorts International(a)	1,817	34,396
Newell Rubbermaid, Inc.	860	32,689
NIKE, Inc., Class B	594	36,585
Nordstrom, Inc.	757	38,849
Office Depot, Inc.(a)	7,083	35,982
Outerwall, Inc.	950	29,631
Pearson PLC, Sponsored ADR	3,363	39,784
Royal Caribbean Cruises Ltd.	387	28,781
Sears Holdings Corp.(a)	1,988	34,730
Sirius XM Holdings, Inc.(a)	9,617	35,775
Sony Corp., Sponsored ADR	1,521	32,124
Staples, Inc.	4,070	38,462
Starbucks Corp.	656	38,186
Starwood Hotels & Resorts Worldwide, Inc.	583	40,291
Target Corp.	527	41,343
Tesla Motors, Inc.(a)	165	31,668
Thomson Reuters Corp.	1,017	37,222
Tiffany & Co.	533	34,634
Time Warner Cable, Inc.	211	40,272
Time Warner, Inc.	602	39,852
Time, Inc.	2,539	35,800
TJX Cos., Inc.	552	40,903
Viacom, Inc., Class B	972	35,818
Visteon Corp.	576	40,274
Walt Disney Co.	346	33,050
Security Description	Shares	Value
Consumer Discretionary (continued)
Whirlpool Corp.	265	$41,160
Wyndham Worldwide Corp.	539	39,261
Wynn Resorts Ltd.	602	49,653
Total Consumer Discretionary		2,134,308

Consumer Staples (9.24%)
Avon Products, Inc.	9,909	37,753
Brown-Forman Corp., Class B	383	37,714
Campbell Soup Co.	736	45,448
Clorox Co.	300	37,926
Coca-Cola Co.	899	38,774
Colgate-Palmolive Co.	583	38,268
ConAgra Foods, Inc.	939	39,494
CVS Health Corp.	395	38,382
Diageo PLC, Sponsored ADR	358	36,731
The Estee Lauder Cos., Inc., Class A	438	40,003
General Mills, Inc.	670	39,429
Hershey Co.	433	39,355
Hormel Foods Corp.	974	41,405
Kellogg Co.	527	39,009
The Kraft Heinz Co.	543	41,822
The Kroger Co.	938	37,436
Mondelez International, Inc., Class A	890	36,072
Pepsi Co., Inc.	388	37,954
Procter & Gamble Co.	486	39,021
Unilever NV, NY Shares	894	38,093
Walgreens Boots Alliance, Inc.	464	36,628
Total Consumer Staples		816,717

Energy (0.85%)
Chevron Corp.	425	35,462
Royal Dutch Shell PLC, Class A- Sponsored ADR	880	40,023
Total Energy		75,485

Financials (19.49%)
American Express Co.	566	31,458
American International Group, Inc.	625	31,375
Ameriprise Financial, Inc.	364	30,558
Aon PLC	420	40,022
Bank of America Corp.	2,268	28,395
Bank of Montreal	686	37,744
Bank of New York Mellon Corp.	952	33,691
Barclays PLC, Sponsored ADR	2,902	27,395
BlackRock, Inc.	119	37,123
Capital One Financial Corp.	530	34,837
CBRE Group, Inc., Class A(a)	1,120	28,459
Charles Schwab Corp.	1,191	29,835
Chubb Corp.	176	20,333
Citigroup, Inc.	747	29,021
CNA Financial Corp.	1,205	34,909
Comerica, Inc.	938	31,686
Credit Suisse Group AG, Sponsored ADR	1,798	23,967
Deutsche Bank AG	1,646	28,295
Discover Financial Services	728	33,794
FactSet Research Systems, Inc.	238	35,817
Fifth Third Bancorp	1,963	29,955
Genworth Financial, Inc., Class A(a)	10,844	22,989

Security Description	Shares	Value
Financials (continued)
Goldman Sachs Group, Inc.	216	$32,298
Hartford Financial Services Group, Inc.	909	38,287
HSBC Holdings PLC, Sponsored ADR	953	30,277
Huntington Bancshares, Inc.	3,520	30,800
Jones Lang LaSalle, Inc.	243	24,803
JPMorgan Chase & Co.	592	33,330
KeyCorp	2,937	30,985
M&T Bank Corp.	314	32,201
Markit Ltd.(a)	1,320	36,722
Marsh & McLennan Cos., Inc.	701	39,992
McGraw Hill Financial, Inc.	398	35,717
MetLife, Inc.	837	33,112
Moody's Corp.	384	34,099
Morgan Stanley	1,215	30,011
Northern Trust Corp.	545	32,362
PNC Financial Services Group, Inc.	398	32,361
Principal Financial Group, Inc.	871	32,933
Progressive Corp.	1,280	40,858
Prudential Financial, Inc.	482	31,855
Royal Bank of Canada	719	36,647
State Street Corp.	590	32,320
Sun Life Financial, Inc.	1,204	35,843
SunTrust Banks, Inc.	906	30,061
T Rowe Price Group, Inc.	534	36,905
Toronto-Dominion Bank	974	37,655
The Travelers Cos., Inc.	347	37,309
UBS Group AG	1,948	29,649
US Bancorp	899	34,629
Voya Financial, Inc.	1,072	31,474
Wells Fargo & Co.	708	33,219
Weyerhaeuser Co., REIT	1,264	32,839
Total Financials		1,723,211

Health Care (8.66%)
AbbVie, Inc.	693	37,845
Aetna, Inc.	353	38,346
Baxter International, Inc.	1,037	40,972
Biogen, Inc.(a)	129	33,465
Boston Scientific Corp.(a)	2,106	35,760
Bristol-Myers Squibb Co.	566	35,052
Cardinal Health, Inc.	439	35,866
Cigna Corp.	260	36,299
Eli Lilly & Co.	450	32,400
GlaxoSmithKline PLC, Sponsored ADR	1,008	38,979
Henry Schein, Inc.(a)	244	40,370
Humana, Inc.	218	38,579
Johnson & Johnson	374	39,349
McKesson Corp.	192	29,879
Medtronic PLC	501	38,772
Merck & Co., Inc.	722	36,252
Novartis AG, Sponsored ADR	457	32,497
Pfizer, Inc.	1,198	35,545
St Jude Medical, Inc.	629	33,771
Thermo Fisher Scientific, Inc.	283	36,561
UnitedHealth Group, Inc.	330	39,303
Total Health Care		765,862
Security Description	Shares	Value
Industrials (10.98%)
3M Co.	263	$41,257
Alaska Air Group, Inc.	477	35,250
American Airlines Group, Inc.	929	38,089
Boeing Co.	274	32,381
CEB, Inc.	637	34,570
Cummins, Inc.	450	43,906
Danaher Corp.	420	37,493
Eaton Corp. PLC	763	43,270
General Electric Co.	1,262	36,775
Herman Miller, Inc.	1,343	35,039
Huron Consulting Group, Inc.(a)	678	37,643
JetBlue Airways Corp.(a)	1,702	37,444
Lockheed Martin Corp.	181	39,058
ManpowerGroup, Inc.	465	36,010
Navigant Consulting, Inc.(a)	2,337	35,476
Northrop Grumman Corp.	208	39,982
Owens Corning	813	34,894
Raytheon Co.	307	38,022
Rockwell Automation, Inc.	383	39,866
Rockwell Collins, Inc.	431	37,743
Southwest Airlines Co.	899	37,713
Steelcase, Inc., Class A	2,060	25,729
United Continental Holdings, Inc.(a)	677	38,765
United Technologies Corp.	412	39,807
Virgin America, Inc.(a)	1,039	32,406
WW Grainger, Inc.	192	41,645
Total Industrials		970,233

Information Technology (17.14%)
Accenture PLC, Class A	374	37,497
Adobe Systems, Inc.(a)	415	35,337
Alphabet, Inc., Class C(a)	51	35,586
Apple, Inc.	359	34,712
Automatic Data Processing, Inc.	448	37,941
Booz Allen Hamilton Holding Corp.	1,291	35,632
Broadridge Financial Solutions, Inc.	719	40,358
CA, Inc.	1,353	39,629
Cisco Systems, Inc.	1,451	37,987
Convergys Corp.	1,549	39,933
Corning, Inc.	2,090	38,247
eBay, Inc.(a)	1,394	33,177
Electronic Arts, Inc.(a)	554	35,589
EMC Corp.	1,509	39,430
Facebook, Inc., Class A(a)	365	39,026
Harris Corp.	453	35,343
Hewlett Packard Enterprise Co.	2,718	36,068
HP, Inc.	3,312	35,405
Intel Corp.	1,130	33,437
International Business Machines Corp.	283	37,082
Intuit, Inc.	400	38,656
Lexmark International, Inc., Class A	1,232	38,217
LinkedIn Corp., Class A(a)	169	19,805
MasterCard, Inc., Class A	397	34,507
Microsoft Corp.	701	35,667
NCR Corp.(a)	1,495	34,923
NetApp, Inc.	1,396	34,677
Nokia OYJ, Sponsored ADR	11,213	67,614
NVIDIA Corp.	1,194	37,444
Oracle Corp.	1,050	38,619

Security Description		Shares	Value
Information Technology (continued)
PayPal Holdings, Inc.(a)		1,096	$41,801
QUALCOMM, Inc.		787	39,972
Salesforce.com, Inc.(a)		495	33,536
Symantec Corp.		1,901	36,708
Tech Data Corp.(a)		589	41,472
Texas Instruments, Inc.		682	36,160
Twitter, Inc.(a)		1,678	30,405
Visa, Inc., Class A		499	36,123
Xerox Corp.		3,785	36,374
Yahoo!, Inc.(a)		1,157	36,781
Yelp, Inc.(a)		1,379	27,911
Total Information Technology			1,514,788

Materials (3.28%)
Alcoa, Inc.		4,178	37,310
Ball Corp.		551	36,493
The Chemours Company		6,519	33,442
Dow Chemical Co.		772	37,527
Ecolab, Inc.		338	34,662
EI du Pont de Nemours & Co.		596	36,278
Monsanto Co.		399	35,906
Praxair, Inc.		375	38,171
Total Materials			289,789

Telecommunication Services (2.63%)
AT&T, Inc.		1,137	42,012
BT Group PLC, Sponsored ADR		1,147	38,791
Level 3 Communications, Inc.(a)		752	36,510
Sprint Corp.(a)		10,186	35,040
T-Mobile US, Inc.(a)		1,004	37,248
Verizon Communications, Inc.		846	42,918
Total Telecommunication Services			232,519

Utilities (3.31%)
American Electric Power Co., Inc		687	42,422
Edison International		650	44,304
Exelon Corp.		1,433	45,125
PG&E Corp.		731	41,470
Portland General Electric Co.		1,059	40,295
PPL Corp.		1,137	39,784
Sempra Energy		410	39,569
Total Utilities			292,969

TOTAL COMMON STOCKS
(Cost $9,237,539)			8,815,881

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.67%)
Morgan Stanley Institutional Liquidity Fund, Prime Portfolio	0.392%	59,430	59,430

TOTAL SHORT TERM INVESTMENTS
(Cost $59,430)			59,430

Value
TOTAL INVESTMENTS (100.40%)
(Cost $9,296,969)	$8,875,311

NET LIABILITIES LESS OTHER ASSETS (-0.40%)	(35,975)

NET ASSETS (100.00%)	$8,839,336

(a)	Non-income producing security.

Common Abbreviations:
ADR -	American Depositary Receipt.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OYJ -	Osakeyhtio is the Finnish equivalent of a public limited company.
PLC -	Public Limited Company.
REIT -	Real Estate Investment Trust.

See Notes to Quarterly Schedule of Investments.

 ALPS ETF Trust
Notes to Quarterly Schedules of Investments
February 29, 2016 (Unaudited)

1. Portfolio Valuation

Each Fund’s Shares are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Fixed-income obligations are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and ask prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of each Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non---U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Listed put options are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 1 in the hierarchy, due to their active trading and short-term expiration.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at February 29, 2016:

Alerian Energy Infrastructure ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies	$2,792,180	$–	$–	$2,792,180
U.S. Energy Infrastructure Companies	2,935,806	–	–	2,935,806
U.S. Energy Infrastructure MLPs	2,370,066	–	–	2,370,066
U.S. General Partners	1,926,593	–	–	1,926,593
Short-Term Investments	36,502	–	–	36,502
TOTAL	$10,061,147	$–	$–	$10,061,147

Alerian MLP ETF

Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Master Limited Partnerships	$6,582,528,374	$–	$–	$6,582,528,374
Short Term Investments	10,472,690	–	–	10,472,690
TOTAL	$6,593,001,064	$–	$–	$6,593,001,064

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$7,899,172	$–	$–	$7,899,172
Short Term Investments	9,925	–	–	9,925
TOTAL	$7,909,097	$–	$–	$7,909,097

ALPS Enhanced Put Write Strategy ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$1,112,798	$–	$1,112,798
Short Term Investments	–	1,199,705	–	1,199,705
Total	$–	$2,312,503	$–	$2,312,503

Other Financial Instruments**
Liabilities
Written Option Contracts	$(34,971)	$–	$–	$(34,971)
Total	$(34,971)	$–	$–	$(34,971)

ALPS Equal Sector Weight ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$126,326,773	$–	$–	$126,326,773
Short Term Investments	70,894	–	–	70,894
TOTAL	$126,397,667	$–	$–	$126,397,667

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$111,867,953	$–	$–	$111,867,953
Short Term Investments	276,844	–	–	276,844
TOTAL	$112,144,797	$–	$–	$112,144,797

ALPS Medical Breakthroughs ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$90,464,135	$–	$–	$90,464,135
Rights	–	4,781	–	4,781
Short Term Investments	17,302	–	–	17,302
TOTAL	$90,481,437	$4,781	$–	$90,486,218

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$942,503,208	$–	$–	$942,503,208
Short Term Investments	3,151,255	–	–	3,151,255
TOTAL	$945,654,463	$–	$–	$945,654,463

ALPS Sector Leaders ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$1,149,437	$–	$–	$1,149,437
TOTAL	$1,149,437	$–	$–	$1,149,437

ALPS Sector Low Volatility ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$1,270,095	$–	$–	$1,270,095
Short Term Investments	7,110	–	–	7,110
TOTAL	$1,277,205	$–	$–	$1,277,205

ALPS STOXX Europe 600 ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$5,377,217	$–	$–	$5,377,217
Closed-End Funds	2,088	–	–	2,088
Preferred Stocks	35,231	–	–	35,231
Rights	–	0	–	0
Short Term Investments	6,210	–	–	6,210
TOTAL	$5,420,746	$–	$–	$5,420,746

Barron's 400 ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$163,233,366	$–	$–	$163,233,366
Limited Partnerships	4,272,821	–	–	4,272,821
Short Term Investments	873,100	–	–	873,100
TOTAL	$168,379,287	$–	$–	$168,379,287

Cohen & Steers Global Realty Majors ETF
Investments in Securities at Value*	Level 1- Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Common Stocks	$90,810,043	$–	$–	$90,810,043
Short Term Investments	135,540	–	–	135,540
TOTAL	$90,945,583	$–	$–	$90,945,583

Global Commodity Equity ETF
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities at Value*				Total
Common Stocks	$15,973,195	$–	$–	$15,973,195
TOTAL	$15,973,195	$–	$–	$15,973,195

Janus Velocity Tail Risk Hedged Large Cap ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total
Exchange Traded Funds	$13,344,044	$–	$–	$13,344,044
Total	$13,344,044	$–	$–	$13,344,044

Other Financial Instruments**
Assets
Total Return Swap Contracts	$–	$53,001	$–	$53,001
Liabilities
Total Return Swap Contracts	–	(57,397)	–	(57,397)
Total	$–	$(4,396)	$–	$(4,396)

Janus Velocity Volatility Hedged Large Cap ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total
Exchange Traded Funds	$32,642,143	$–	$–	$32,642,143
Total	$32,642,143	$–	$–	$32,642,143

Other Financial Instruments**
Liabilities
Total Return Swap Contracts	$–	$(1,633,273)	$–	$(1,633,273)
Total	$–	$(1,633,273)	$–	$(1,633,273)

RiverFront Strategic Income Fund

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$495,046,973	$–	$495,046,973
Short Term Investments	33,157,483	–	–	33,157,483
TOTAL	$33,157,483	$495,046,973	$–	$528,204,456

Sprott Gold Miners ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$147,323,084	$–	$–	$147,323,084
TOTAL	$147,323,084	$–	$–	$147,323,084

Sprott Junior Gold Miners ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$33,742,627	$–	$–	$33,742,627
Short Term Investments	12,158	–	–	12,158
TOTAL	$33,754,785	$–	$–	$33,754,785

U.S. Equity High Volatility Put Write Index Fund

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government Bonds	$–	$5,000,270	$–	$5,000,270
Short Term Investments	–	40,929,458	–	40,929,458
Total	$–	$45,929,728	$–	$45,929,728

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments**
Liabilities
Written Option Contracts	$(1,028,758)	$–	$–	$(1,028,758)
Total	$(1,028,758)	$–	$–	$(1,028,758)

Workplace Equality Portfolio

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$8,815,881	$–	$–	$8,815,881
Short Term Investments	59,430	–	–	59,430
TOTAL	$8,875,311	$–	$–	$8,875,311

*	For a detailed sector or country breakdown, see the accompanying Schedule of Investments.
**	Other financial instruments are instruments not reflected in the Schedule of Investments.

Each Fund recognizes transfers between levels as of the end of the period. For the three months ended February 29, 2016, the Funds did not have any significant transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Derivative Instruments and Hedging Activities

The following discloses certain Funds’ use of derivative instruments and hedging activities.

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Certain Funds’ investment objectives may permit the Fund to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, foreign currency transactions, and purchased and written options.

Cash collateral that has been pledged to cover derivative obligations of a Fund, cash collateral received from the counterparty and non-cash collateral pledged by a Fund, if any, is noted in each Funds Schedule of Investments.

A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Swaps: Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, a Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, a Fund may lose such payments altogether, or collect only a portion thereof, which could involve additional costs or delays.

Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss.

Upfront payments made and/or received by the Funds are recorded as an asset and/or liability. Payments are received or made upon termination of the swap contracts and are recorded as realized gains or losses.

Swap Risk: The Janus Velocity Tail Risk Hedged Large Cap ETF and the Janus Velocity Volatility Hedged Large Cap ETF (the “Velocity Funds”) use swap agreements to obtain exposure to the volatility component of each Velocity Fund’s underlying index. Swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). Each Velocity Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. The swap agreements are traded over the counter. The counterparty to swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions.

As a result, the Velocity Funds are subject to credit risk with respect to amounts they expect to receive from counterparties to swaps entered into as part of the their principal investment strategies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds could suffer significant losses on these contracts and the value of an investor’s investment in the Velocity Funds may decline. The Velocity Funds typically enter into swap transactions only with large, well-capitalized and well-established financial institutions. Swaps are less marketable because they are not traded on an exchange, do not have uniform terms and conditions, and are entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swap agreements may entail breakage costs if terminated prior to the final maturity date.

Option Writing/Purchasing: The U.S. Equity High Volatility Put Write Index Fund and the ALPS Enhanced Put Write Strategy ETF (the “Put Write Funds”) investment objectives permit the Put Write Funds to purchase derivative contracts, including written options. In doing so, the Put Write Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Put Write Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

A written put option on an asset by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses

Market Risk Factors: In pursuit of each Put Write Fund’s investment objectives, the Put Write Funds will use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: The value of the options sold by each Put Write Fund is based on the value of the instruments directly or indirectly underlying such options. Accordingly, the Put Write Funds are exposed to equity risk, which is the risk that the value of the underlying stocks’ or ETFs’ underlying options written by each Put Write Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stocks or ETF’s participate, or factors relating to specific companies. In such event, the value of the options sold by each Put Write Fund will likely decline. Additionally, if the value of the stocks’ or ETFs’ underlying the options sold by each Put Write Fund increases, a Fund’s returns will not increase accordingly.

Put Option Risk: Options are generally subject to volatile swings in price based on changes in value of the underlying instrument, and the options written by the U.S. Equity High Volatility Put Write Index Fund may be particularly subject to this risk because the underlying stocks are selected by the Index Provider to have high volatility. The Put Write Funds will incur a form of economic leverage through its use of options, which will increase the volatility of the Put Write Funds’ returns and may increase the risk of loss to the Put Write Funds. While the Put Write Funds will collect premiums on the options it writes, each Put Write Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to each Fund from the receipt of such option premiums. The Put Write Funds will either earmark or segregate sufficient liquid assets to cover their obligations under each option on an ongoing basis. Moreover, the options sold by each Put Write Fund may have imperfect correlation to the returns of their underlying stocks or ETFs.

Implied Volatility Risk: When each Put Write Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Put Write Funds invest is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks or ETFs do not change), which will result in a corresponding increase in the liabilities of the each Put Write Fund under such options and thus decrease the Fund’s NAV. The Put Write Funds are therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by a Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of such stock participate, or factors relating to specific companies.

Transactions in written put option contracts during the nine months or period ended February 29, 2016 were as follows:

ALPS Enhanced Put Write Strategy ETF	Written Put Options
	Number of Contracts	Premiums Received

Options outstanding at November 30, 2015	(22)	$(38,126)
Options written	(54)	(173,145)
Options exercised	15	4,969
Options expired	19	70,365
Options closed	23	85,201
Options outstanding at February 29, 2016	(19)	(50,736)

Market Value at February 29, 2016		$(34,971)

U.S. High Volatility Put Write Index Fund	Written Put Options
	Number of Contracts	Premiums Received

Options outstanding at November 30, 2015	(11,817)	$(1,451,726)
Options written	(29,140)	(2,849,216)
Options exercised	8,863	1,214,635
Options expired	17,387	1,682,762
Options closed	614	61,603
Options outstanding at February 29, 2016	(14,093)	(1,341,942)

Market Value at February 29, 2016		$(1,028,758)

The average written option contracts volume for ALPS Enhanced Put Write Strategy ETF and U.S. High Volatility Put Write Index Fund was 18 and 14,524, respectively, during the three months or period ended February 29, 2016.

4. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of February 29, 2016, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Alerian Energy Infrastructure ETF	$787,039	$(7,017,458)	$(6,230,419)	$16,291,566
Alerian MLP ETF	1,495,067,981	(1,597,539,081)	(102,471,100)	6,695,472,164
ALPS Emerging Sector Dividend Dogs ETF	234,122	(1,473,510)	(1,239,388)	9,148,485
ALPS Enhanced Put Write Strategy ETF	–	(542)	(542)	2,313,045
ALPS Equal Sector Weight ETF	18,624,681	(6,842,548)	11,782,133	114,615,534
ALPS International Sector Dividend Dogs ETF	1,268,674	(28,171,440)	(26,902,766)	139,047,563
ALPS Medical Breakthroughs ETF	293,487	(60,506,858)	(60,213,371)	150,699,589
ALPS Sector Dividend Dogs ETF	34,132,581	(105,479,744)	(71,347,163)	1,017,001,626
ALPS Sector Leaders ETF	63,792	(131,756)	(67,964)	1,217,401
ALPS Sector Low Volatility ETF	81,189	(36,192)	44,997	1,232,208
ALPS STOXX Europe 600 ETF	199,167	(1,129,905)	(930,738)	6,351,484
Barron's 400 ETF	11,777,366	(27,446,231)	(15,668,865)	184,048,152
Cohen & Steers Global Realty Majors ETF	12,027,520	(5,964,900)	6,062,620	84,882,963
Global Commodity Equity ETF	659,854	(11,822,768)	(11,162,914)	27,136,109
Janus Velocity Tail Risk Hedged Large Cap ETF	–	(407,419)	(407,419)	13,751,463
Janus Velocity Volatility Hedged Large Cap ETF	–	(1,264,789)	(1,264,789)	33,906,932
RiverFront Strategic Income Fund	3,567,628	(5,438,980)	(1,871,352)	530,075,808
Sprott Gold Miners ETF	16,707,108	(19,049,492)	(2,342,384)	149,665,468
Sprott Junior Gold Miners ETF	8,393,707	(966,536)	7,427,171	26,327,614
U.S. Equity High Volatility Put Write Index Fund	–	(1,414)	(1,414)	45,931,142
Workplace Equality Portfolio	524,620	(988,935)	(464,315)	9,339,626

5. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

6. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource- based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended, and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this Report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	April 29, 2016

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer (Principal Financial Officer)

Date:	April 29, 2016